UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06554

AB GLOBAL BOND FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2017

Date of reporting period: December 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Global Bond Fund

Portfolio of Investments

December 31, 2016 (unaudited)

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 39.9%
Australia - 0.7%
Australia Government Bond
Series 142
4.25%, 4/21/26 (a)	AUD	48,755	$39,611,816

Belgium - 0.5%
Belgium Government Bond
Series 61
4.25%, 9/28/21 (a)	EUR	15,455	19,893,324
Kingdom of Belgium Government Bond
Series 71
3.75%, 6/22/45(a)		2,300	3,695,303
Series 75
1.00%, 6/22/31(a)		7,115	7,493,484

			31,082,111

Canada - 0.3%
Canadian Government Bond
2.25%, 6/01/25	CAD	20,585	16,074,437

Colombia - 0.5%
Colombian TES
Series B
7.00%, 5/04/22	COP	79,992,200	27,029,103

Germany - 2.3%
Bundesrepublik Deutschland
2.50%, 7/04/44-8/15/46 (a)	EUR	78,022	114,492,871
Series 00
5.50%, 1/04/31 (a)		12,025	21,316,850
6.25%, 1/04/30 (a)		1,460	2,680,409

			138,490,130

Italy - 7.1%
Italy Buoni Poliennali Del Tesoro
1.25%, 12/01/26		61,475	61,416,475
1.35%, 4/15/22		74,000	80,049,926
2.70%, 3/01/47 (a)		15,515	15,668,301
3.75%, 5/01/21		27,335	32,767,008
4.00%, 9/01/20		1,870	2,238,724
4.25%, 9/01/19		6,710	7,853,507
4.50%, 8/01/18		46,065	52,059,209
4.75%, 5/01/17		4,755	5,087,689
5.50%, 11/01/22		127,805	168,981,209

			426,122,048

Japan - 3.2%
Japan Government Ten Year Bond
Series 342
0.10%, 3/20/26	JPY	1,086,000	9,364,735
Japan Government Twenty Year Bond
Series 150
1.40%, 9/20/34		6,281,600	62,394,091

	Principal Amount (000)		U.S. $ Value
Series 158
0.50%, 9/20/36	JPY	14,054,700	$118,565,750

			190,324,576

Mexico - 1.3%
Mexican Bonos
Series M
8.00%, 6/11/20	MXN	1,296,690	64,375,272
Series M 20
10.00%, 12/05/24		231,766	12,938,178

			77,313,450

Netherlands - 1.7%
Netherlands Government Bond
0.25%, 7/15/25 (a)	EUR	86,808	91,798,021
2.75%, 1/15/47 (a)		8,750	13,350,891

			105,148,912

Portugal - 0.5%
Portugal Obrigacoes do Tesouro OT
2.875%, 10/15/25 (a)		31,304	31,262,262

Russia - 0.5%
Russian Federal Bond - OFZ
Series 6214
6.40%, 5/27/20	RUB	2,060,275	31,815,791

Singapore - 0.4%
Singapore Government Bond
3.00%, 9/01/24	SGD	36,000	25,903,394

South Africa - 0.1%
Republic of South Africa Government Bond
Series R186
10.50%, 12/21/26	ZAR	67,979	5,457,517

Spain - 3.9%
Spain Government Bond
1.30%, 10/31/26 (a)	EUR	56,976	59,554,036
2.75%, 10/31/24 (a)		100,170	118,558,012
2.90%, 10/31/46 (a)		2,889	3,230,500
4.10%, 7/30/18 (a)		46,350	52,154,712
4.70%, 7/30/41 (a)		2,343	3,512,990

			237,010,250

Sweden - 1.0%
Sweden Government Bond
Series 1054
3.50%, 6/01/22	SEK	435,820	57,228,821

United Kingdom - 6.9%
United Kingdom Gilt
1.75%, 9/07/22 (a)	GBP	91,630	119,640,447
2.00%, 7/22/20-9/07/25 (a)		120,680	159,088,130
3.25%, 1/22/44 (a)		10,605	16,890,108

	Principal Amount (000)		U.S. $ Value
4.00%, 1/22/60 (a)	GBP	23,485	$49,579,789
4.25%, 12/07/40 (a)		39,300	70,949,969

			416,148,443

United States - 9.0%
U.S. Treasury Bonds
2.50%, 5/15/46	U.S.$	3,220	2,861,524
2.875%, 5/15/43 (b)		25,920	25,036,076
3.00%, 11/15/44-11/15/45		57,550	56,776,671
3.625%, 8/15/43		33,835	37,521,154
4.625%, 2/15/40		10,100	12,907,487
U.S. Treasury Notes
0.75%, 10/31/18		2,175	2,159,366
1.125%, 7/31/21		70,635	68,278,687
1.375%, 4/30/20 (c)		29,570	29,379,421
1.625%, 2/15/26-5/15/26		113,275	105,700,169
1.875%, 8/31/22-10/31/22		79,955	78,967,910
2.00%, 11/30/22-11/15/26		77,690	75,310,370
2.25%, 3/31/21 (b)		15,999	16,288,358
2.25%, 11/15/25		33,865	33,431,122

			544,618,315

Total Governments - Treasuries (cost $2,506,725,452)			2,400,641,376

CORPORATES - INVESTMENT GRADE - 19.2%
Industrial - 11.5%
Basic - 1.4%
Agrium, Inc.
3.375%, 3/15/25		105	101,708
BHP Billiton Finance USA Ltd.
3.25%, 11/21/21		15	15,454
6.42%, 3/01/26		147	180,503
Braskem Finance Ltd.
6.45%, 2/03/24		6,285	6,614,963
Celulosa Arauco y Constitucion SA
4.50%, 8/01/24		270	274,176
Dow Chemical Co. (The)
8.55%, 5/15/19		3,000	3,438,243
Eastman Chemical Co.
3.80%, 3/15/25		110	110,934
Georgia-Pacific LLC
5.40%, 11/01/20 (a)		167	183,596
Gerdau Trade, Inc.
4.75%, 4/15/23 (a)		445	426,088
5.75%, 1/30/21 (a)		13,700	14,049,350
Glencore Finance Europe SA
1.75%, 3/17/25 (a)	EUR	654	657,454
3.375%, 9/30/20 (a)		1,555	1,785,662
Glencore Funding LLC
4.00%, 4/16/25 (a)	U.S.$	2,139	2,096,220
4.125%, 5/30/23 (a)		2,923	2,941,532
4.625%, 4/29/24 (a)		7,345	7,510,263

	Principal Amount (000)		U.S. $ Value
International Paper Co.
3.00%, 2/15/27	U.S.$	295	$278,314
LyondellBasell Industries NV
5.75%, 4/15/24		4,660	5,333,034
Minsur SA
6.25%, 2/07/24 (a)		13,842	14,525,324
Monsanto Co.
2.85%, 4/15/25		360	343,005
3.375%, 7/15/24		285	283,763
Mosaic Co. (The)
5.625%, 11/15/43		3,238	3,120,444
Rio Tinto Finance USA Ltd.
3.75%, 6/15/25 (d)		8,103	8,344,526
Vale Overseas Ltd.
5.875%, 6/10/21		13,411	14,048,022
6.875%, 11/21/36		186	183,210
Weyerhaeuser Co.
4.625%, 9/15/23		165	177,169

			87,022,957

Capital Goods - 0.2%
General Electric Co.
4.65%, 10/17/21		197	216,097
Series D
5.00%, 1/21/21 (e)		3,300	3,424,410
Series G
6.875%, 1/10/39		175	246,740
Owens Corning
7.00%, 12/01/36 (f)		85	100,780
Republic Services, Inc.
5.25%, 11/15/21		6,898	7,669,300
5.50%, 9/15/19		15	16,324
Yamana Gold, Inc.
4.95%, 7/15/24		3,336	3,269,280

			14,942,931

Communications - Media - 1.0%
21st Century Fox America, Inc.
3.00%, 9/15/22		1,768	1,759,690
CBS Corp.
3.375%, 3/01/22		80	81,337
4.90%, 8/15/44		55	55,055
5.75%, 4/15/20		208	229,599
Charter Communications Operating LLC/Charter Communications Operating Capital
3.579%, 7/23/20		4,300	4,387,010
4.908%, 7/23/25		13,250	13,964,572
6.484%, 10/23/45		215	248,557
Comcast Corp.
3.15%, 3/01/26		410	404,536
4.25%, 1/15/33		350	364,233
Cox Communications, Inc.
2.95%, 6/30/23 (a)		2,794	2,629,389
4.50%, 6/30/43 (a)		160	135,486
Discovery Communications LLC
3.45%, 3/15/25		3,787	3,614,862
4.875%, 4/01/43		130	120,132

	Principal Amount (000)		U.S. $ Value
Grupo Televisa SAB
4.625%, 1/30/26	U.S.$	200	$202,569
Moody’s Corp.
2.75%, 7/15/19		173	174,974
4.875%, 2/15/24		145	156,758
Myriad International Holdings BV
6.00%, 7/18/20 (a)		5,287	5,726,461
Omnicom Group, Inc.
3.60%, 4/15/26		201	198,924
4.45%, 8/15/20		150	159,557
RELX Capital, Inc.
8.625%, 1/15/19		30	33,714
S&P Global, Inc.
4.40%, 2/15/26		7,550	7,986,805
Sky Group Finance PLC
5.75%, 10/20/17 (a)	GBP	3,977	5,093,472
Thomson Reuters Corp.
4.30%, 11/23/23	U.S.$	250	261,541
Time Warner Cable LLC
4.50%, 9/15/42		100	90,566
5.25%, 7/15/42	GBP	1,600	2,265,967
6.55%, 5/01/37	U.S.$	105	118,865
Time Warner, Inc.
3.55%, 6/01/24		6,274	6,222,980
3.60%, 7/15/25		4,350	4,325,640
Viacom, Inc.
3.875%, 12/15/21		188	189,909
4.375%, 3/15/43		127	101,162
5.625%, 9/15/19		10	10,758
WPP Finance 2010
4.75%, 11/21/21		83	89,868

			61,404,948

Communications - Telecommunications - 1.1%
America Movil SAB de CV
4.375%, 7/16/42		200	185,183
American Tower Corp.
4.70%, 3/15/22		4,000	4,271,472
5.05%, 9/01/20		5,080	5,451,434
AT&T, Inc.
3.00%, 6/30/22		410	402,460
3.40%, 5/15/25		780	751,782
3.60%, 2/17/23		3,232	3,259,537
3.80%, 3/15/22		1,358	1,392,139
3.95%, 1/15/25		3,450	3,455,975
4.45%, 5/15/21		4,259	4,504,212
4.50%, 3/09/48		153	137,482
4.75%, 5/15/46		2,822	2,673,616
4.875%, 6/01/44	GBP	1,700	2,474,922
5.15%, 3/15/42	U.S.$	210	209,196
5.80%, 2/15/19		2,937	3,157,945
British Telecommunications PLC
9.125%, 12/15/30 (g)		3,157	4,816,572
Deutsche Telekom International Finance BV
8.75%, 6/15/30		100	147,011

	Principal Amount (000)		U.S. $ Value
Empresa Nacional de Telecomunicaciones SA
4.875%, 10/30/24 (a)	U.S.$	4,969	$4,976,056
Orange SA
5.375%, 1/13/42		95	106,295
Rogers Communications, Inc.
4.00%, 6/06/22	CAD	5,000	4,012,364
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
3.36%, 9/20/21 (a)	U.S.$	8,433	8,427,940
Verizon Communications, Inc.
3.85%, 11/01/42		255	220,967
4.272%, 1/15/36		7,365	7,049,233
4.862%, 8/21/46		3,595	3,642,792
Vodafone Group PLC
4.375%, 2/19/43		110	97,328
6.15%, 2/27/37		30	33,641

			65,857,554

Consumer Cyclical - Automotive - 0.6%
BMW US Capital LLC
2.00%, 4/11/21 (a)		515	505,420
Ford Motor Credit Co. LLC
2.597%, 11/04/19		11,013	10,996,414
3.336%, 3/18/21		200	201,388
5.00%, 5/15/18		4,545	4,723,300
5.875%, 8/02/21		3,914	4,322,496
General Motors Co.
3.50%, 10/02/18		245	249,876
4.875%, 10/02/23		295	309,240
General Motors Financial Co., Inc.
3.25%, 5/15/18		11,210	11,356,873
4.00%, 1/15/25		124	120,980
4.30%, 7/13/25		150	148,799
5.25%, 3/01/26		175	183,836
Harley-Davidson Funding Corp.
6.80%, 6/15/18 (a)		4,000	4,276,420
Hyundai Capital Services, Inc.
1.625%, 8/30/19 (a)		270	265,679

			37,660,721

Consumer Cyclical - Entertainment - 0.2%
Carnival Corp.
1.625%, 2/22/21	EUR	11,695	12,914,189

Consumer Cyclical - Other - 0.1%
Wyndham Worldwide Corp.
2.50%, 3/01/18	U.S.$	40	40,337
4.25%, 3/01/22		3,300	3,412,388

			3,452,725

Consumer Cyclical - Retailers - 0.3%
Advance Auto Parts, Inc.
4.50%, 12/01/23		210	217,149
CVS Health Corp.
5.125%, 7/20/45		170	189,456

	Principal Amount (000)		U.S. $ Value
Dollar General Corp.
4.15%, 11/01/25	U.S.$	186	$191,378
Home Depot, Inc. (The)
5.40%, 9/15/40		205	244,286
Kohl’s Corp.
5.55%, 7/17/45		6,265	5,983,006
Lowe’s Cos., Inc.
3.70%, 4/15/46		260	242,696
Macy’s Retail Holdings, Inc.
3.875%, 1/15/22		353	361,551
Wal-Mart Stores, Inc.
5.25%, 9/01/35		210	251,166
Walgreens Boots Alliance, Inc.
3.10%, 6/01/23		210	208,612
3.30%, 11/18/21		9,079	9,249,422

			17,138,722

Consumer Non-Cyclical - 3.0%
Abbott Laboratories
6.15%, 11/30/37		200	238,423
AbbVie, Inc.
1.375%, 5/17/24	EUR	7,530	8,027,144
2.50%, 5/14/20	U.S.$	2,867	2,867,748
2.90%, 11/06/22		300	296,325
3.20%, 5/14/26		15	14,271
3.60%, 5/14/25		8,760	8,676,675
4.70%, 5/14/45		100	98,113
Actavis Funding SCS
3.00%, 3/12/20		385	390,337
3.80%, 3/15/25		5,663	5,669,671
Agilent Technologies, Inc.
5.00%, 7/15/20		1,040	1,122,250
Ahold Finance USA LLC
6.875%, 5/01/29		5,029	6,179,223
Altria Group, Inc.
2.85%, 8/09/22		390	390,478
9.25%, 8/06/19		400	471,989
Amgen, Inc.
2.25%, 8/19/23		270	253,989
4.40%, 5/01/45		315	301,942
Anheuser-Busch InBev Finance, Inc.
1.90%, 2/01/19		305	305,438
3.30%, 2/01/23		573	583,160
3.65%, 2/01/26		327	331,967
4.00%, 1/17/43		140	133,183
4.70%, 2/01/36		400	420,747
Baxalta, Inc.
3.60%, 6/23/22		226	227,730
5.25%, 6/23/45		4,150	4,429,776
Becton Dickinson and Co.
1.90%, 12/15/26	EUR	8,246	8,929,272
2.675%, 12/15/19	U.S.$	2,746	2,786,122
3.734%, 12/15/24		1,054	1,077,844
Biogen, Inc.
2.90%, 9/15/20		4,150	4,202,929
3.625%, 9/15/22		153	157,049
4.05%, 9/15/25		150	154,435

	Principal Amount (000)		U.S. $ Value
Bunge Ltd. Finance Corp.
3.50%, 11/24/20	U.S.$	174	$177,102
8.50%, 6/15/19		9,015	10,328,071
Celgene Corp.
3.625%, 5/15/24		190	190,929
3.875%, 8/15/25		365	370,223
Eli Lilly & Co.
5.55%, 3/15/37		61	73,503
Express Scripts Holding Co.
4.75%, 11/15/21		140	150,370
Forest Laboratories LLC
4.375%, 2/01/19 (a)		230	239,002
Gilead Sciences, Inc.
2.95%, 3/01/27		165	157,915
3.25%, 9/01/22		110	112,280
3.65%, 3/01/26		4,563	4,626,595
4.60%, 9/01/35		210	217,810
GlaxoSmithKline Capital PLC
2.85%, 5/08/22		412	415,310
Grupo Bimbo SAB de CV
3.875%, 6/27/24 (a)		275	273,586
Imperial Brands Finance PLC
2.95%, 7/21/20 (a)		250	251,529
JM Smucker Co. (The)
2.50%, 3/15/20		91	91,432
3.00%, 3/15/22		155	156,497
Kraft Heinz Foods Co.
2.80%, 7/02/20		6,300	6,359,863
3.50%, 6/06/22-7/15/22		5,786	5,874,209
Laboratory Corp. of America Holdings
3.60%, 2/01/25		100	99,562
Leisureworld Senior Care LP
Series B
3.474%, 2/03/21	CAD	7,675	5,999,265
Medtronic, Inc.
2.50%, 3/15/20	U.S.$	250	252,798
3.15%, 3/15/22		300	307,267
3.50%, 3/15/25		490	504,560
4.375%, 3/15/35		135	142,820
Merck & Co., Inc.
2.75%, 2/10/25		535	525,296
Mondelez International Holdings Netherlands BV
1.625%, 10/28/19 (a)		270	263,874
Mylan NV
3.15%, 6/15/21 (a)		9,784	9,601,890
3.75%, 12/15/20 (a)		245	247,396
3.95%, 6/15/26 (a)		2,515	2,353,658
Mylan, Inc.
3.125%, 1/15/23 (a)		100	94,421
Newell Brands, Inc.
3.15%, 4/01/21		8,885	9,042,229
3.85%, 4/01/23		3,831	3,973,923
Perrigo Finance Unlimited Co.
3.50%, 12/15/21		826	832,626
Pfizer, Inc.
2.75%, 6/03/26		845	820,360

	Principal Amount (000)		U.S. $ Value
Philip Morris International, Inc.
2.125%, 5/10/23	U.S.$	6,835	$6,517,090
Reynolds American, Inc.
3.25%, 6/12/20		84	86,072
4.45%, 6/12/25		8,300	8,763,231
5.85%, 8/15/45		2,887	3,418,572
Smithfield Foods, Inc.
5.875%, 8/01/21 (a)		6,091	6,349,867
Stryker Corp.
2.625%, 3/15/21		68	68,263
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/22		115	110,814
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 7/21/23		10,820	10,242,115
3.15%, 10/01/26		6,568	6,055,217
Thermo Fisher Scientific, Inc.
0.75%, 9/12/24	EUR	2,109	2,152,838
2.15%, 12/14/18	U.S.$	265	266,216
3.00%, 4/15/23		7,425	7,297,787
Tyson Foods, Inc.
2.65%, 8/15/19		49	49,467
3.95%, 8/15/24		5,596	5,701,171
4.50%, 6/15/22		16	17,026
Zimmer Biomet Holdings, Inc.
2.70%, 4/01/20		205	205,010
3.55%, 4/01/25		330	321,416

			181,488,573

Energy - 1.9%
Anadarko Finance Co.
Series B
7.50%, 5/01/31		50	63,632
Anadarko Petroleum Corp.
3.45%, 7/15/24		50	49,082
6.20%, 3/15/40		115	131,708
Apache Corp.
6.90%, 9/15/18		2,700	2,923,274
Apache Finance Canada Corp.
7.75%, 12/15/29		60	78,047
Boardwalk Pipelines LP
4.95%, 12/15/24		100	102,677
BP Capital Markets PLC
2.75%, 5/10/23		385	377,973
Canadian Natural Resources Ltd.
3.90%, 2/01/25		309	309,913
Cimarex Energy Co.
4.375%, 6/01/24		1,220	1,268,737
ConocoPhillips
5.75%, 2/01/19		11,445	12,296,119
ConocoPhillips Co.
5.95%, 3/15/46		270	334,114
Devon Energy Corp.
3.25%, 5/15/22		520	516,701
Enbridge Energy Partners LP
4.375%, 10/15/20		100	104,409
Encana Corp.
3.90%, 11/15/21		170	171,221

	Principal Amount (000)		U.S. $ Value
Energy Transfer Partners LP
3.60%, 2/01/23	U.S.$	135	$132,773
4.65%, 6/01/21		2,850	2,959,064
4.90%, 2/01/24		2,700	2,792,729
EnLink Midstream Partners LP
4.15%, 6/01/25		10,425	10,119,172
Enterprise Products Operating LLC
2.85%, 4/15/21		4,950	4,987,655
3.70%, 2/15/26		260	260,943
4.90%, 5/15/46		105	107,783
5.10%, 2/15/45		7,415	7,820,222
5.20%, 9/01/20		355	387,609
Halliburton Co.
3.50%, 8/01/23		127	128,957
3.80%, 11/15/25		570	579,061
Hess Corp.
4.30%, 4/01/27		10,175	10,128,419
7.875%, 10/01/29		41	49,435
Husky Energy, Inc.
3.95%, 4/15/22		115	119,464
4.00%, 4/15/24		115	117,090
Kerr-McGee Corp.
6.95%, 7/01/24		90	106,181
Kinder Morgan Energy Partners LP
3.95%, 9/01/22		556	570,848
Kinder Morgan, Inc./DE
5.00%, 2/15/21 (a)		3,100	3,302,046
5.05%, 2/15/46		280	277,173
Marathon Oil Corp.
3.85%, 6/01/25		80	77,578
6.80%, 3/15/32		80	89,097
Marathon Petroleum Corp.
5.125%, 3/01/21		290	316,583
5.85%, 12/15/45		105	104,369
MPLX LP
4.875%, 12/01/24		100	102,969
Nabors Industries, Inc.
5.50%, 1/15/23 (a)		6,040	6,289,150
Noble Energy, Inc.
3.90%, 11/15/24		137	138,044
5.625%, 5/01/21		131	136,669
8.25%, 3/01/19		6,010	6,751,063
ONEOK Partners LP
3.20%, 9/15/18		3,040	3,106,354
4.90%, 3/15/25		145	155,530
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24		7,458	7,141,072
3.85%, 10/15/23		48	47,456
4.65%, 10/15/25		150	154,970
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23		155	157,282
5.00%, 10/01/22		625	662,313
Schlumberger Holdings Corp.
3.00%, 12/21/20 (a)		200	204,231
3.625%, 12/21/22 (a)		200	207,299
Shell International Finance BV
1.875%, 5/10/21		420	410,641

	Principal Amount (000)		U.S. $ Value
3.40%, 8/12/23	U.S.$	430	$441,259
4.375%, 5/11/45		210	212,725
Spectra Energy Partners LP
3.50%, 3/15/25		85	83,022
4.60%, 6/15/21		330	352,001
Suncor Energy, Inc.
3.60%, 12/01/24		150	153,710
6.50%, 6/15/38		76	97,108
Sunoco Logistics Partners Operations LP
3.90%, 7/15/26		160	154,870
Tengizchevroil Finance Co. International Ltd.
4.00%, 8/15/26 (a)		6,019	5,665,384
TransCanada PipeLines Ltd.
3.80%, 10/01/20		485	506,238
6.35%, 5/15/67		15	12,488
Valero Energy Corp.
6.125%, 2/01/20		20	22,075
Williams Partners LP
3.60%, 3/15/22		125	125,661
3.90%, 1/15/25		4,098	4,019,138
4.00%, 11/15/21		2,603	2,671,553
4.50%, 11/15/23		4,200	4,314,345
Williams Partners LP/ACMP Finance Corp.
4.875%, 5/15/23-3/15/24		3,271	3,304,289

			112,062,767

Services - 0.1%
Amazon.com, Inc.
4.80%, 12/05/34		225	247,649
eBay, Inc.
3.80%, 3/09/22		3,461	3,575,666
Visa, Inc.
2.80%, 12/14/22		250	251,401

			4,074,716

Technology - 1.4%
Apple, Inc.
2.85%, 5/06/21		290	296,016
3.45%, 2/09/45		400	353,059
Cisco Systems, Inc.
5.90%, 2/15/39		75	95,248
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
4.42%, 6/15/21 (a)		8,125	8,407,303
5.45%, 6/15/23 (a)		7,700	8,167,690
6.02%, 6/15/26 (a)		135	146,245
Fidelity National Information Services, Inc.
3.50%, 4/15/23		1,218	1,233,509
3.875%, 6/05/24		250	255,065
4.50%, 8/15/46		110	104,726
5.00%, 10/15/25		3	3,267
Hewlett Packard Enterprise Co.
6.35%, 10/15/45		75	75,758
HP, Inc.
4.65%, 12/09/21		6,560	7,002,118

	Principal Amount (000)		U.S. $ Value
Intel Corp.
3.70%, 7/29/25	U.S.$	135	$142,392
4.90%, 7/29/45		145	162,209
International Business Machines Corp.
2.25%, 2/19/21		260	259,684
KLA-Tencor Corp.
4.65%, 11/01/24		11,148	11,801,407
Lam Research Corp.
2.75%, 3/15/20		260	260,538
2.80%, 6/15/21		5,999	5,966,689
Micron Technology, Inc.
7.50%, 9/15/23 (a)		4,865	5,387,988
Microsoft Corp.
3.45%, 8/08/36		540	513,196
Oracle Corp.
3.90%, 5/15/35		190	187,399
5.375%, 7/15/40		150	174,317
Seagate HDD Cayman
4.75%, 6/01/23-1/01/25		9,033	8,777,533
4.875%, 6/01/27		105	94,630
Tencent Holdings Ltd.
3.375%, 5/02/19 (a)		5,087	5,205,135
Total System Services, Inc.
2.375%, 6/01/18		20	20,083
3.75%, 6/01/23		8,654	8,595,110
3.80%, 4/01/21		109	112,504
Tyco Electronics Group SA
3.45%, 8/01/24		255	256,080
Verisk Analytics, Inc.
5.50%, 6/15/45		100	106,344
Western Digital Corp.
7.375%, 4/01/23 (a)		7,395	8,134,500
Xerox Corp.
2.80%, 5/15/20		250	245,696

			82,543,438

Transportation - Airlines - 0.1%
Southwest Airlines Co. Pass-Through Trust
Series 07-1
6.15%, 8/01/22		5,554	6,158,274

Transportation - Railroads - 0.0%
Burlington Northern Santa Fe LLC
4.55%, 9/01/44		100	106,325
Canadian Pacific Railway Co.
6.50%, 5/15/18		1,276	1,353,744
CSX Corp.
4.40%, 3/01/43		100	100,899

			1,560,968

Transportation - Services - 0.1%
Asciano Finance Ltd.
4.625%, 9/23/20 (a)		1,501	1,552,950
5.00%, 4/07/18 (a)		2,676	2,749,338

	Principal Amount (000)		U.S. $ Value
Ryder System, Inc.
2.45%, 9/03/19	U.S.$	265	$266,468

			4,568,756

			692,852,239

Financial Institutions - 6.4%
Banking - 5.3%
ABN AMRO Bank NV
2.50%, 10/30/18(a)		7,200	7,256,923
4.75%, 7/28/25 (a)		200	202,642
American Express Credit Corp.
0.625%, 11/22/21	EUR	7,874	8,360,030
Series G
2.25%, 8/15/19	U.S.$	205	206,141
Bank of America Corp.
1.625%, 9/14/22 (a)	EUR	5,315	5,853,126
2.151%, 11/09/20	U.S.$	270	266,490
2.503%, 10/21/22		940	909,099
3.875%, 8/01/25		15,000	15,252,465
4.20%, 8/26/24		195	198,647
5.49%, 3/15/19		300	318,253
Series G
3.30%, 1/11/23		4,600	4,615,364
Barclays Bank PLC
6.05%, 12/04/17 (a)		230	237,610
6.625%, 3/30/22 (a)	EUR	1,756	2,263,975
Barclays PLC
3.65%, 3/16/25	U.S.$	1,800	1,743,826
5.20%, 5/12/26		5,621	5,714,028
BBVA Banco Continental SA
5.00%, 8/26/22 (a)		4,224	4,470,040
BBVA Global Finance Ltd.
7.00%, 12/01/25		110	119,577
BNP Paribas SA
2.25%, 1/11/27 (a)	EUR	1,130	1,155,657
4.375%, 5/12/26 (a)	U.S.$	10,136	9,990,042
5.019%, 4/13/17 (a)(e)	EUR	3,600	3,816,749
7.625%, 3/30/21 (a)(e)	U.S.$	200	211,020
BPCE SA
5.70%, 10/22/23 (a)		8,936	9,394,265
Capital One Bank USA, NA
3.375%, 2/15/23		310	307,090
Capital One Financial Corp.
4.75%, 7/15/21		25	27,039
Citigroup, Inc.
3.50%, 5/15/23		275	274,112
3.70%, 1/12/26		150	149,228
5.875%, 1/30/42		3,597	4,261,632
Compass Bank
2.75%, 9/29/19		3,648	3,620,288
5.50%, 4/01/20		296	310,169
Cooperatieve Rabobank UA
3.95%, 11/09/22		4,212	4,332,964
4.375%, 8/04/25		8,495	8,716,957
11.00%, 6/30/19 (a)(e)		88	103,426

	Principal Amount (000)		U.S. $ Value
Credit Agricole SA/London
2.375%, 7/01/21 (a)	U.S.$	4,033	$3,966,044
Credit Suisse AG
6.50%, 8/08/23 (a)		4,799	5,109,687
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 3/26/20		4,200	4,163,544
3.75%, 3/26/25		765	753,374
3.80%, 6/09/23		2,054	2,051,736
Danske Bank A/S
Series E
5.684%, 2/15/17 (e)	GBP	3,580	4,411,992
Deutsche Bank AG
Series G
3.375%, 5/12/21	U.S.$	270	267,270
Discover Bank/Greenwood DE
3.10%, 6/04/20		250	252,932
DNB Bank ASA
6.012%, 3/29/17 (a)(e)	GBP	7,466	9,206,619
Fifth Third Bancorp
3.50%, 3/15/22	U.S.$	15	15,371
Goldman Sachs Group, Inc. (The)
1.625%, 7/27/26 (a)	EUR	5,695	5,943,310
2.35%, 11/15/21	U.S.$	8,163	7,932,403
3.75%, 5/22/25-2/25/26		475	476,348
3.85%, 7/08/24		11,220	11,453,275
4.25%, 10/21/25		385	391,099
5.15%, 5/22/45		2,700	2,832,238
5.75%, 1/24/22		4,480	5,036,483
Series D
6.00%, 6/15/20		135	149,707
HSBC Holdings PLC
3.90%, 5/25/26		885	887,633
4.00%, 3/30/22		6,500	6,723,262
4.375%, 11/23/26		4,875	4,911,192
HSBC USA, Inc.
2.75%, 8/07/20		310	310,024
Huntington Bancshares, Inc.
2.30%, 1/14/22		270	261,869
JPMorgan Chase & Co.
2.295%, 8/15/21		182	178,628
3.125%, 1/23/25		260	254,164
3.20%, 6/15/26		1,135	1,110,885
3.90%, 7/15/25		250	257,070
Lloyds Banking Group PLC
3.10%, 7/06/21		635	643,536
4.582%, 12/10/25		3,051	3,065,749
4.65%, 3/24/26		8,121	8,225,696
Macquarie Bank Ltd.
5.00%, 2/22/17 (a)		607	610,040
Manufacturers & Traders Trust Co.
6.625%, 12/04/17		9,586	10,007,372
Mitsubishi UFJ Financial Group, Inc.
3.85%, 3/01/26		1,349	1,385,753
Morgan Stanley
2.80%, 6/16/20		1,175	1,184,616
3.125%, 7/27/26		550	525,457

	Principal Amount (000)		U.S. $ Value
Series G
1.375%, 10/27/26	EUR	9,566	$9,817,929
3.70%, 10/23/24	U.S.$	10,000	10,119,120
5.50%, 7/24/20-7/28/21		405	444,982
Murray Street Investment Trust I
4.647%, 3/09/17		765	768,986
National City Bank/Cleveland OH
5.80%, 6/07/17		4,125	4,199,242
Nationwide Building Society
4.00%, 9/14/26 (a)		14,685	13,977,668
Nordea Bank AB
4.875%, 5/13/21 (a)		12,295	13,209,723
Northgroup Preferred Capital Corp.
6.378%, 10/15/17 (a)(e)		110	109,450
People’s United Bank NA
4.00%, 7/15/24		300	295,516
PNC Financial Services Group, Inc. (The)
5.125%, 2/08/20		50	54,098
Santander Holdings USA, Inc.
2.65%, 4/17/20		260	257,694
Santander Issuances SAU
3.25%, 4/04/26 (a)	EUR	500	536,671
5.179%, 11/19/25	U.S.$	11,000	11,103,433
Santander UK Group Holdings PLC
2.875%, 8/05/21		14,245	14,096,296
4.75%, 9/15/25 (a)		5,781	5,659,605
Santander UK PLC
2.375%, 3/16/20		250	248,623
Societe Generale SA
4.25%, 8/19/26 (a)		6,043	5,836,777
Standard Chartered PLC
4.00%, 10/21/25 (a)	EUR	103	112,178
4.30%, 2/19/27 (a)	U.S.$	5,431	5,149,826
SunTrust Bank/Atlanta GA
7.25%, 3/15/18		250	265,189
Synchrony Financial
2.70%, 2/03/20		260	259,229
4.50%, 7/23/25		200	205,433
UBS AG/Stamford CT
7.625%, 8/17/22		3,671	4,161,996
UBS Group Funding Jersey Ltd.
4.125%, 9/24/25-4/15/26 (a)		6,417	6,518,505
Wells Fargo & Co.
3.00%, 10/23/26		270	257,147
4.10%, 6/03/26		500	506,594
4.75%, 12/07/46		50	50,743
Series G
4.30%, 7/22/27		495	509,144
Series M
3.45%, 2/13/23		205	205,738
Zions Bancorporation
4.50%, 6/13/23		26	26,310

			318,579,097

	Principal Amount (000)		U.S. $ Value
Brokerage - 0.0%
TD Ameritrade Holding Corp.
2.95%, 4/01/22	U.S.$	260	$263,237

Finance - 0.2%
AerCap Aviation Solutions BV
6.375%, 5/30/17		3,916	3,985,509
Aviation Capital Group Corp.
7.125%, 10/15/20 (a)		5,499	6,365,466
GE Capital International Funding Co. Unlimited Co.
2.342%, 11/15/20		556	555,735
4.418%, 11/15/35		420	440,121
HSBC Finance Corp.
6.676%, 1/15/21		1,894	2,128,934
International Lease Finance Corp.
6.25%, 5/15/19		170	182,750

			13,658,515

Insurance - 0.7%
Aetna, Inc.
2.40%, 6/15/21		190	189,140
Allstate Corp. (The)
3.15%, 6/15/23		350	354,410
6.125%, 5/15/37		125	121,875
American International Group, Inc.
6.82%, 11/15/37		418	525,982
Anthem, Inc.
3.30%, 1/15/23		15	14,975
3.50%, 8/15/24		250	249,290
Aon Corp.
8.205%, 1/01/27		155	198,400
Aviva PLC
Series E
6.125%, 7/05/43 (a)	EUR	7,065	8,645,480
Berkshire Hathaway, Inc.
1.125%, 3/16/27		100	103,252
Coventry Health Care, Inc.
5.95%, 3/15/17	U.S.$	2,205	2,226,741
Five Corners Funding Trust
4.419%, 11/15/23 (a)		2,400	2,531,683
Guardian Life Insurance Co. of America (The)
7.375%, 9/30/39 (a)		109	145,322
Hartford Financial Services Group, Inc. (The)
5.125%, 4/15/22		320	354,939
Humana, Inc.
7.20%, 6/15/18		15	16,124
Lincoln National Corp.
3.35%, 3/09/25		162	161,356
7.00%, 6/15/40		90	113,630
8.75%, 7/01/19		909	1,045,879
Massachusetts Mutual Life Insurance Co.
8.875%, 6/01/39 (a)		5	7,506
MetLife Capital Trust IV
7.875%, 12/15/37 (a)		107	128,989

	Principal Amount (000)		U.S. $ Value
MetLife, Inc.
3.048%, 12/15/22	U.S.$	295	$297,851
Series D
4.368%, 9/15/23		485	521,908
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
Series E
6.25%, 5/26/42 (a)	EUR	2,700	3,457,612
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)	U.S.$	4,415	6,668,500
Peachtree Corners Funding Trust
3.976%, 2/15/25 (a)		250	243,928
Progressive Corp. (The)
6.70%, 6/15/37		255	249,262
Torchmark Corp.
9.25%, 6/15/19		3,400	3,929,241
UnitedHealth Group, Inc.
3.875%, 10/15/20		285	300,129
XLIT Ltd.
5.50%, 3/31/45		5,340	5,066,944
5.75%, 10/01/21		135	150,030
Series E
6.50%, 4/15/17(e)		94	73,320
ZFS Finance USA Trust V
6.50%, 5/09/37 (a)		500	501,325

			38,595,023

Other Finance - 0.0%
Shire Acquisitions Investments Ireland DAC
2.875%, 9/23/23		520	494,232

REITS - 0.2%
Alexandria Real Estate Equities, Inc.
4.30%, 1/15/26		75	77,080
Brixmor Operating Partnership LP
3.85%, 2/01/25		133	130,967
EPR Properties
7.75%, 7/15/20		3,569	4,047,953
Essex Portfolio LP
3.375%, 1/15/23		260	260,253
Healthcare Trust of America Holdings LP
3.375%, 7/15/21		1,784	1,796,656
Mid-America Apartments LP
3.75%, 6/15/24		100	100,291
Omega Healthcare Investors, Inc.
4.375%, 8/01/23		215	212,892
Realty Income Corp.
3.00%, 1/15/27		88	82,852
Spirit Realty LP
4.45%, 9/15/26 (a)		110	103,658
Ventas Realty LP
3.50%, 2/01/25		90	88,607
4.125%, 1/15/26		200	204,461
Ventas Realty LP/Ventas Capital Corp.
2.70%, 4/01/20		150	150,908

	Principal Amount (000)		U.S. $ Value
VEREIT Operating Partnership LP
4.125%, 6/01/21	U.S.$	5,126	$5,202,890
WEA Finance LLC/Westfield UK & Europe Finance PLC
3.75%, 9/17/24 (a)		200	202,226
Welltower, Inc.
4.00%, 6/01/25		168	171,694
4.25%, 4/01/26		155	160,671

			12,994,059

			384,584,163

Utility - 0.8%
Electric - 0.5%
Abu Dhabi National Energy Co. PJSC
3.625%, 6/22/21 (a)		3,027	3,062,367
Berkshire Hathaway Energy Co.
6.125%, 4/01/36		300	374,664
Consolidated Edison, Inc.
2.00%, 5/15/21		165	161,259
Constellation Energy Group, Inc.
5.15%, 12/01/20		409	442,156
Dominion Resources, Inc./VA
2.962%, 7/01/19 (h)		156	157,936
4.70%, 12/01/44		275	282,713
Duke Energy Florida LLC
6.40%, 6/15/38		150	197,778
EDP Finance BV
4.125%, 1/15/20 (a)		4,240	4,332,941
Enel Americas SA
4.00%, 10/25/26		91	86,876
Enel Generacion Chile SA
4.25%, 4/15/24		100	99,989
Entergy Corp.
4.00%, 7/15/22		7,274	7,606,255
Exelon Corp.
5.10%, 6/15/45		150	159,450
5.625%, 6/15/35		55	60,858
Exelon Generation Co. LLC
2.95%, 1/15/20		137	138,629
Jersey Central Power & Light Co.
4.70%, 4/01/24 (a)		152	161,731
Monongahela Power Co.
4.10%, 4/15/24 (a)		3,231	3,387,755
Oncor Electric Delivery Co. LLC
7.00%, 5/01/32		175	237,014
Pacific Gas & Electric Co.
4.50%, 12/15/41		510	532,028
PSEG Power LLC
3.00%, 6/15/21		265	265,814
Public Service Enterprise Group, Inc.
1.60%, 11/15/19		270	266,119
Southern Co. (The)
1.85%, 7/01/19		260	259,195
Southern Power Co.
4.15%, 12/01/25		163	168,894

	Principal Amount (000)		U.S. $ Value
TECO Finance, Inc.
5.15%, 3/15/20	U.S.$	2,970	$3,153,882
Trans-Allegheny Interstate Line Co.
3.85%, 6/01/25 (a)		5,339	5,411,109
Union Electric Co.
6.70%, 2/01/19		2,019	2,211,370
Wisconsin Electric Power Co.
4.25%, 12/15/19		35	37,220

			33,256,002

Natural Gas - 0.3%
CenterPoint Energy Resources Corp.
4.50%, 1/15/21		1,460	1,531,859
Centrica PLC
4.00%, 10/16/23 (a)		270	274,913
NiSource Finance Corp.
6.80%, 1/15/19		7,815	8,530,463
Talent Yield Investments Ltd.
4.50%, 4/25/22 (a)		6,500	6,808,802

			17,146,037

			50,402,039

Non Corporate Sectors - 0.5%
Agencies - Government Sponsored - 0.3%
Equate Petrochemical BV
3.00%, 3/03/22 (a)		15,619	14,877,097
4.25%, 11/03/26 (a)		200	191,000

			15,068,097

Agencies - Not Government Guaranteed - 0.2%
Bank Nederlandse Gemeenten NV Zero Coupon, 4/05/28	CAD	24,800	12,575,382

			27,643,479

Total Corporates - Investment Grade (cost $1,146,762,966)			1,155,481,920

INFLATION-LINKED SECURITIES - 7.7%
Brazil - 0.2%
Brazil Notas do Tesouro Nacional
Series B
6.00%, 8/15/50-5/15/55	BRL	13,372	12,633,530

Japan - 2.3%
Japanese Government CPI Linked Bond
Series 21
0.10%, 3/10/26	JPY	15,068,474	137,501,843

United States - 5.2%
U.S. Treasury Inflation Index
0.125%, 4/15/18-4/15/19 (TIPS)	U.S.$	119,670	121,087,473
0.375%, 7/15/25 (TIPS)		56,925	56,615,825
1.125%, 1/15/21 (TIPS)		65,943	69,178,142
1.25%, 7/15/20 (TIPS)		65,535	69,213,468

			316,094,908

Total Inflation-Linked Securities (cost $483,209,590)			466,230,281

	Principal Amount (000)		U.S. $ Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 5.7%
Risk Share Floating Rate - 5.0%
Bellemeade Re II Ltd.
Series 2016-1A, Class M2A
5.256% (LIBOR 1 Month + 4.50%), 4/25/26 (f)(i)	U.S.$	13,608	$13,677,075
Series 2016-1A, Class M2B
7.256% (LIBOR 1 Month + 6.50%), 4/25/26 (f)(i)		24,392	24,723,237
Bellemeade Re Ltd.
Series 2015-1A, Class M1
3.256% (LIBOR 1 Month + 2.50%), 7/25/25 (f)(i)		413	412,962
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN1, Class M1
4.156% (LIBOR 1 Month + 3.40%), 7/25/23 (f)		4,206	4,267,569
Series 2013-DN1, Class M2
7.906% (LIBOR 1 Month + 7.15%), 7/25/23 (f)		5,330	6,308,404
Series 2013-DN2, Class M1
2.206% (LIBOR 1 Month + 1.45%), 11/25/23 (f)		3,543	3,550,838
Series 2013-DN2, Class M2
5.006% (LIBOR 1 Month + 4.25%), 11/25/23 (f)		5,910	6,241,942
Series 2014-DN1, Class M1
1.756% (LIBOR 1 Month + 1.00%), 2/25/24 (f)		604	604,375
Series 2014-DN1, Class M2
2.956% (LIBOR 1 Month + 2.20%), 2/25/24 (f)		7,270	7,434,816
Series 2014-DN1, Class M3
5.256% (LIBOR 1 Month + 4.50%), 2/25/24 (f)		4,290	4,688,431
Series 2014-DN3, Class M3
4.756% (LIBOR 1 Month + 4.00%), 8/25/24 (f)		14,195	14,815,654
Series 2014-HQ2, Class M1
2.206% (LIBOR 1 Month + 1.45%), 9/25/24 (f)		2,835	2,844,830
Series 2014-HQ2, Class M3
4.506% (LIBOR 1 Month + 3.75%), 9/25/24 (f)		1,595	1,672,245
Series 2014-HQ3, Class M3
5.506% (LIBOR 1 Month + 4.75%), 10/25/24 (f)		6,500	7,046,568

	Principal Amount (000)		U.S. $ Value
Series 2015-DN1, Class M3
4.906% (LIBOR 1 Month + 4.15%), 1/25/25 (f)	U.S.$	11,920	$12,582,806
Series 2015-DNA2, Class M2
3.356% (LIBOR 1 Month + 2.60%), 12/25/27 (f)		10,087	10,273,034
Series 2015-DNA3, Class M3
5.456% (LIBOR 1 Month + 4.70%), 4/25/28 (f)		2,209	2,379,634
Series 2015-HQ1, Class M2
2.956% (LIBOR 1 Month + 2.20%), 3/25/25 (f)		6,161	6,193,677
Series 2015-HQ1, Class M3
4.556% (LIBOR 1 Month + 3.80%), 3/25/25 (f)		2,555	2,705,056
Series 2015-HQA1, Class M2
3.406% (LIBOR 1 Month + 2.65%), 3/25/28 (f)		10,154	10,352,871
Series 2015-HQA1, Class M3
5.456% (LIBOR 1 Month + 4.70%), 3/25/28 (f)		2,080	2,227,164
Series 2015-HQA2, Class M2
3.556% (LIBOR 1 Month + 2.80%), 5/25/28 (f)		10,894	11,153,120
Series 2015-HQA2, Class M3
5.556% (LIBOR 1 Month + 4.80%), 5/25/28 (f)		9,364	10,059,085
Series 2016-DNA1, Class M2
3.656% (LIBOR 1 Month + 2.90%), 7/25/28 (f)		3,076	3,164,288
Series 2016-DNA2, Class M3
5.406% (LIBOR 1 Month + 4.65%), 10/25/28 (f)		2,907	3,098,771
Series 2016-DNA3, Class M2
2.756% (LIBOR 1 Month + 2.00%), 12/25/28 (f)		2,395	2,423,327
Series 2016-DNA4, Class M2
2.056% (LIBOR 1 Month + 1.30%), 3/25/29 (f)		2,130	2,126,294
Series 2016-HQA1, Class M3
7.106% (LIBOR 1 Month + 6.35%), 9/25/28 (f)		4,984	5,731,580
Federal National Mortgage Association Connecticut Avenue Securities
Series 2013-C01, Class M2
6.006% (LIBOR 1 Month + 5.25%), 10/25/23 (f)		1,500	1,651,223
Series 2014-C01, Class M2
5.156% (LIBOR 1 Month + 4.40%), 1/25/24 (f)		2,563	2,731,601
Series 2014-C03, Class 1M1
1.956% (LIBOR 1 Month + 1.20%), 7/25/24 (f)		878	879,841

	Principal Amount (000)		U.S. $ Value
Series 2014-C04, Class 1M1
2.706% (LIBOR 1 Month + 1.95%), 11/25/24 (f)	U.S.$	1,569	$1,572,762
Series 2014-C04, Class 1M2
5.656% (LIBOR 1 Month + 4.90%), 11/25/24 (f)		12,425	13,571,432
Series 2015-C01, Class 2M2
5.306% (LIBOR 1 Month + 4.55%), 2/25/25 (f)		5,076	5,356,021
Series 2015-C02, Class 2M2
4.756% (LIBOR 1 Month + 4.00%), 5/25/25 (f)		7,045	7,352,266
Series 2015-C03, Class 1M1
2.256% (LIBOR 1 Month + 1.50%), 7/25/25 (f)		1,205	1,206,054
Series 2015-C03, Class 1M2
5.756% (LIBOR 1 Month + 5.00%), 7/25/25 (f)		2,523	2,716,227
Series 2015-C03, Class 2M2
5.756% (LIBOR 1 Month + 5.00%), 7/25/25 (f)		5,925	6,382,492
Series 2015-C04, Class 1M2
6.456% (LIBOR 1 Month + 5.70%), 4/25/28 (f)		3,226	3,553,843
Series 2015-C04, Class 2M2
6.306% (LIBOR 1 Month + 5.55%), 4/25/28 (f)		4,891	5,333,510
Series 2016-C01, Class 1M2
7.506% (LIBOR 1 Month + 6.75%), 8/25/28 (f)		7,881	9,128,173
Series 2016-C01, Class 2M2
7.706% (LIBOR 1 Month + 6.95%), 8/25/28 (f)		3,391	3,899,596
Series 2016-C02, Class 1M2
6.756% (LIBOR 1 Month + 6.00%), 9/25/28 (f)		10,558	11,801,339
Series 2016-C03, Class 1M1
2.756% (LIBOR 1 Month + 2.00%), 10/25/28 (f)		4,309	4,366,259
Series 2016-C03, Class 2M1
2.956% (LIBOR 1 Month + 2.20%), 10/25/28 (f)		9,236	9,329,812
Series 2016-C04, Class 1M2
5.006% (LIBOR 1 Month + 4.25%), 1/25/29 (f)		5,061	5,241,944
Series 2016-C05, Class 2M2
5.206% (LIBOR 1 Month + 4.45%), 1/25/29 (f)		14,307	14,852,241
Series 2016-C07, Class 2M2
5.106% (LIBOR 1 Month + 4.35%), 4/25/29 (f)		4,656	4,782,053

	Principal Amount (000)		U.S. $ Value
JP Morgan Madison Avenue Securities Trust
Series 2015-CH1, Class M2
6.256% (LIBOR 1 Month + 5.50%), 10/25/25 (a)(f)	U.S.$	5,416	$5,284,593

			303,752,935

Non-Agency Fixed Rate - 0.7%
Alternative Loan Trust
Series 2006-19CB, Class A15
6.00%, 8/25/36		319	277,473
Series 2006-19CB, Class A24
6.00%, 8/25/36		204	177,641
Series 2006-24CB, Class A15
5.75%, 6/25/36		2,831	2,425,668
Series 2006-26CB, Class A6
6.25%, 9/25/36		212	173,682
Series 2006-26CB, Class A8
6.25%, 9/25/36		790	648,809
Series 2006-41CB, Class 2A13
5.75%, 1/25/37		2,364	1,906,580
Series 2006-J1, Class 1A11
5.50%, 2/25/36		1,938	1,693,352
Series 2007-13, Class A2
6.00%, 6/25/47		3,534	3,061,635
Series 2007-15CB, Class A19
5.75%, 7/25/37		598	520,304
BCAP LLC Trust
Series 2009-RR13, Class 17A3
5.913%, 4/26/37 (a)		1,918	1,494,384
BNPP Mortgage Securities LLC Trust
Series 2009-1, Class B1
6.00%, 8/27/37 (a)		2,804	2,027,067
Citigroup Mortgage Loan Trust
Series 2006-4, Class 2A1A
6.00%, 12/25/35		4,865	4,375,078
Series 2007-AR4, Class 1A1A
5.135%, 3/25/37		682	579,742
Series 2010-3, Class 2A2
6.003%, 8/25/37 (a)		1,620	1,425,527
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2007-3, Class A30
5.75%, 4/25/37		2,161	1,823,131
Series 2007-16, Class A1
6.50%, 10/25/37		2,196	1,968,822
Series 2007-HY4, Class 1A1
3.13%, 9/25/47		1,065	978,694
Credit Suisse Mortgage Trust
Series 2009-8R, Class 6A2
6.00%, 1/26/38 (a)		448	335,528
Series 2010-9R, Class 1A5
4.00%, 8/27/37 (a)		2,158	2,119,191
CSMC Mortgage-Backed Trust
Series 2006-7, Class 3A12
6.25%, 8/25/36		1,566	1,329,865

	Principal Amount (000)		U.S. $ Value
First Horizon Alternative Mortgage Securities Trust
Series 2006-AA5, Class A1
2.809%, 9/25/36	U.S.$	1,407	$1,154,437
JP Morgan Mortgage Trust
Series 2006-S4, Class A3
6.00%, 1/25/37		838	684,071
Morgan Stanley Mortgage Loan Trust
Series 2005-10, Class 4A1
5.50%, 12/25/35		1,179	1,048,218
Residential Accredit Loans, Inc. Trust
Series 2005-QS14, Class 3A1
6.00%, 9/25/35		1,847	1,753,691
Wells Fargo Mortgage Backed Securities Trust
Series 2007-AR7, Class A1
3.148%, 12/28/37		5,080	4,663,640
Series 2007-AR8, Class A1
3.15%, 11/25/37		2,071	1,842,272

			40,488,502

Non-Agency Floating Rate - 0.0%
First Horizon Alternative Mortgage Securities Trust
Series 2007-FA2, Class 1A10
1.006% (LIBOR 1 Month + 0.25%), 4/25/37 (f)		1,233	557,913
Residential Accredit Loans, Inc. Trust
Series 2006-QO6, Class A2
0.986% (LIBOR 1 Month + 0.23%), 6/25/46 (f)		1,660	717,818

			1,275,731

Total Collateralized Mortgage Obligations (cost $334,185,417)			345,517,168

GOVERNMENTS - SOVEREIGN AGENCIES - 4.6%
Brazil - 0.2%
Petrobras Global Finance BV
4.75%, 1/14/25	EUR	2,325	2,383,116
8.75%, 5/23/26	U.S.$	6,843	7,381,886

			9,765,002

Canada - 3.4%
Canada Housing Trust No. 1
1.70%, 12/15/17 (a)	CAD	20,040	15,070,784
2.55%, 3/15/25 (a)		48,135	37,193,712
3.80%, 6/15/21 (a)		183,235	150,199,066

			202,463,562

Colombia - 0.1%
Ecopetrol SA
5.875%, 9/18/23-5/28/45	U.S.$	3,395	2,970,235
7.375%, 9/18/43		2,700	2,740,500

	Principal Amount (000)		U.S. $ Value
Oleoducto Central SA
4.00%, 5/07/21 (a)	U.S.$	3,210	$3,169,875

			8,880,610

Germany - 0.7%
FMS Wertmanagement AoeR
1.125%, 9/03/18 (a)	EUR	10,800	11,665,511
3.00%, 8/03/18 (a)		3,500	3,885,561
3.375%, 6/17/21		1,500	1,832,006
Kreditanstalt fuer Wiederaufbau
3.875%, 1/21/19		22,100	25,399,625
Landwirtschaftliche Rentenbank
5.125%, 2/01/17	U.S.$	5	5,015

			42,787,718

Morocco - 0.0%
OCP SA
5.625%, 4/25/24 (a)		1,784	1,844,645

Turkey - 0.0%
Turkiye Vakiflar Bankasi TAO
5.50%, 10/27/21 (a)		200	189,500

United Kingdom - 0.2%
Royal Bank of Scotland Group PLC
6.10%, 6/10/23		4,150	4,343,847
6.125%, 12/15/22		5,490	5,837,698

			10,181,545

Total Governments - Sovereign Agencies (cost $298,495,968)			276,112,582

CORPORATES - NON-INVESTMENT GRADE - 3.7%
Industrial - 2.5%
Basic - 0.1%
CF Industries, Inc.
4.95%, 6/01/43		4,606	3,765,405
Novelis Corp.
6.25%, 8/15/24 (a)		200	212,000

			3,977,405

Capital Goods - 0.2%
Herc Rentals, Inc.
7.75%, 6/01/24 (a)		7,685	8,078,856
Loxam SAS
7.00%, 7/23/22 (a)	EUR	1,434	1,610,289
SPX FLOW, Inc.
5.625%, 8/15/24 (a)	U.S.$	73	73,548
5.875%, 8/15/26 (a)		3,739	3,739,000

			13,501,693

Communications - Media - 0.2%
CSC Holdings LLC
5.50%, 4/15/27 (a)		1,517	1,535,962

	Principal Amount (000)		U.S. $ Value
Nielsen Finance LLC/Nielsen Finance Co.
5.00%, 4/15/22 (a)	U.S.$	105	$106,969
TEGNA, Inc.
4.875%, 9/15/21 (a)		100	101,750
Virgin Media Secured Finance PLC
6.00%, 4/15/21 (a)	GBP	794	1,017,489
Ziggo Secured Finance BV
5.50%, 1/15/27 (a)	U.S.$	8,595	8,378,406

			11,140,576

Communications - Telecommunications - 0.5%
CenturyLink, Inc.
Series S
6.45%, 6/15/21		3,975	4,183,687
Series Y
7.50%, 4/01/24		3,600	3,780,000
Communications Sales & Leasing, Inc./CSL Capital LLC
6.00%, 4/15/23 (a)		1,188	1,226,610
SFR Group SA
7.375%, 5/01/26 (a)		7,208	7,388,200
T-Mobile USA, Inc.
6.50%, 1/15/26		802	867,163
Wind Acquisition Finance SA
4.75%, 7/15/20 (a)		4,645	4,679,837
Zayo Group LLC/Zayo Capital, Inc.
6.375%, 5/15/25		6,397	6,684,865

			28,810,362

Consumer Cyclical - Automotive - 0.1%
Allison Transmission, Inc.
5.00%, 10/01/24 (a)		2,021	2,041,210
Dana Financing Luxembourg Sarl
6.50%, 6/01/26 (a)		110	114,950
LKQ Italia Bondco SpA
3.875%, 4/01/24 (a)	EUR	1,414	1,582,219

			3,738,379

Consumer Cyclical - Other - 0.3%
Cirsa Funding Luxembourg SA
5.875%, 5/15/23 (a)		2,072	2,311,956
International Game Technology PLC
4.75%, 2/15/23 (a)		4,080	4,681,431
6.50%, 2/15/25 (a)	U.S.$	3,090	3,314,025
PulteGroup, Inc.
5.00%, 1/15/27		8,375	7,956,250
6.375%, 5/15/33		26	25,935
7.875%, 6/15/32		11	12,210

			18,301,807

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Restaurants - 0.0%
Stonegate Pub Co. Financing PLC
5.75%, 4/15/19 (a)	GBP	1,822	$2,293,148

Consumer Cyclical - Retailers - 0.1%
Dufry Finance SCA
4.50%, 8/01/23 (a)	EUR	2,452	2,761,775
Sally Holdings LLC/Sally Capital, Inc.
5.625%, 12/01/25	U.S.$	3,798	3,949,920

			6,711,695

Consumer Non-Cyclical - 0.3%
Endo Finance LLC
5.75%, 1/15/22 (a)		100	88,250
Endo Ltd./Endo Finance LLC/Endo Finco, Inc.
6.00%, 7/15/23 (a)		4,459	3,907,199
HCA, Inc.
4.50%, 2/15/27		1,241	1,219,283
5.25%, 6/15/26		1,963	2,029,251
Lamb Weston Holdings, Inc.
4.625%, 11/01/24 (a)		1,733	1,737,332
4.875%, 11/01/26 (a)		29	28,692
LifePoint Health, Inc.
5.875%, 12/01/23		89	90,113
Synlab Bondco PLC
6.25%, 7/01/22 (a)	EUR	2,410	2,765,206
Tenet Healthcare Corp.
4.375%, 10/01/21	U.S.$	110	109,038
Valeant Pharmaceuticals International, Inc.
4.50%, 5/15/23 (a)	EUR	4,350	3,298,273
5.875%, 5/15/23 (a)	U.S.$	6,455	4,873,525
6.125%, 4/15/25 (a)		2,532	1,902,165
6.75%, 8/15/18 (a)		50	47,375

			22,095,702

Energy - 0.4%
California Resources Corp.
5.50%, 9/15/21		363	284,955
8.00%, 12/15/22(a)		972	865,080
Cheniere Corpus Christi Holdings LLC
5.875%, 3/31/25 (a)		5,733	5,849,437
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43		2,055	1,459,728
Golden Energy Offshore Services AS
5.00%, 12/31/17 (i)	NOK	30,898	715,620
Sabine Pass Liquefaction LLC
5.00%, 3/15/27 (a)	U.S.$	93	93,814
SandRidge Energy, Inc.
7.50%, 2/15/23 (j)(k)		1,894	0
Southern Star Central Corp.
5.125%, 7/15/22 (a)		5,000	5,062,500
Tervita Escrow Corp.
7.625%, 12/01/21 (a)		74	75,480

	Principal Amount (000)		U.S. $ Value
Tesoro Corp.
4.75%, 12/15/23 (a)	U.S.$	98	$98,674
Transocean, Inc.
9.00%, 7/15/23 (a)		8,425	8,635,625

			23,140,913

Technology - 0.1%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
7.125%, 6/15/24 (a)		4,365	4,845,927

Transportation - Services - 0.2%
Europcar Groupe SA
5.75%, 6/15/22 (a)	EUR	3,715	4,127,633
Hertz Corp. (The)
5.50%, 10/15/24 (a)(d)	U.S.$	5,860	5,120,175
6.75%, 4/15/19		1,739	1,739,000

			10,986,808

			149,544,415

Financial Institutions - 1.1%
Banking - 0.9%
Ally Financial, Inc.
2.75%, 1/30/17		149	149,030
Bank of America Corp.
Series DD
6.30%, 3/10/26 (e)		250	261,250
Barclays Bank PLC
6.86%, 6/15/32 (a)(e)		1,118	1,257,750
7.434%, 12/15/17 (a)(e)		180	182,737
7.625%, 11/21/22		1,281	1,405,897
7.75%, 4/10/23		3,360	3,532,704
Citigroup, Inc.
Series P
5.95%, 5/15/25 (e)		4,225	4,173,032
Series T
6.25%, 8/15/26 (e)		95	97,755
Countrywide Capital III
Series B
8.05%, 6/15/27		1,037	1,241,130
Credit Agricole SA
6.637%, 5/31/17 (a)(e)		190	178,486
8.125%, 12/23/25 (a)(e)		3,700	3,894,250
8.375%, 10/13/19 (a)(e)		175	191,979
Credit Suisse Group AG
7.50%, 12/11/23 (a)(e)		200	209,500
Intesa Sanpaolo SpA
5.017%, 6/26/24 (a)		8,032	7,423,054
Lloyds Banking Group PLC
6.657%, 5/21/37 (a)(e)		129	138,675
7.50%, 6/27/24 (e)		2,630	2,708,900
Royal Bank of Scotland Group PLC
8.625%, 8/15/21 (e)		8,449	8,617,980

	Principal Amount (000)		U.S. $ Value
Series U
7.64%, 9/30/17 (d)(e)	U.S.$	4,400	$4,081,000
Royal Bank of Scotland PLC (The)
9.50%, 3/16/22 (a)		917	931,901
Societe Generale SA
5.922%, 4/05/17 (a)(e)		4,800	4,758,960
8.00%, 9/29/25 (a)(e)		5,311	5,291,084
Standard Chartered PLC
6.409%, 1/30/17 (a)(e)		8,400	6,426,000

			57,153,054

Finance - 0.2%
Navient Corp.
6.625%, 7/26/21		8,420	8,904,150
8.00%, 3/25/20		410	454,854

			9,359,004

Other Finance - 0.0%
iPayment, Inc.
9.50%, 12/15/19 (i)		2,369	2,428,285

			68,940,343

Non Corporate Sectors - 0.1%
Agencies - Not Government Guaranteed - 0.1%
NOVA Chemicals Corp.
5.00%, 5/01/25 (a)		63	61,720
5.25%, 8/01/23 (a)		3,890	3,928,900

			3,990,620

Total Corporates - Non-Investment Grade (cost $230,070,760)			222,475,378

EMERGING MARKETS - TREASURIES - 2.9%
Brazil - 2.7%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/17-1/01/27	BRL	566,759	162,154,821

Turkey - 0.2%
Turkey Government Bond
9.40%, 7/08/20	TRY	35,600	9,710,284

Total Emerging Markets - Treasuries (cost $157,373,422)			171,865,105

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.4%
Non-Agency Fixed Rate CMBS - 1.2%
225 Liberty Street Trust
Series 2016-225L, Class E
4.804%, 2/10/36 (a)	U.S.$	11,986	11,451,717
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW13, Class AJ
5.611%, 9/11/41		638	637,670

	Principal Amount (000)		U.S. $ Value
BHMS Mortgage Trust
Series 2014-ATLS, Class AFX
3.601%, 7/05/33 (a)	U.S.$	8,400	$8,482,888
Citigroup Commercial Mortgage Trust
Series 2013-GC17, Class D
5.104%, 11/10/46 (a)		2,783	2,478,226
Series 2014-GC21, Class D
4.835%, 5/10/47 (a)		425	347,327
Series 2014-GC23, Class D
4.507%, 7/10/47 (a)		2,196	1,833,688
Commercial Mortgage Trust
Series 2007-GG9, Class AM
5.475%, 3/10/39		2,324	2,323,087
Series 2013-CR6, Class A2
2.122%, 3/10/46		80	80,500
Series 2013-CR6, Class D
4.171%, 3/10/46 (a)		7,385	6,615,865
Series 2013-SFS, Class A1
1.873%, 4/12/35 (a)		3,119	3,064,630
Credit Suisse Commercial Mortgage Trust
Series 2007-C3, Class AM
5.687%, 6/15/39		5,254	5,303,078
GS Mortgage Securities Trust
Series 2007-GG10, Class A4
5.793%, 8/10/45		1,979	1,990,973
Series 2011-GC5, Class D
5.40%, 8/10/44 (a)		1,000	993,424
Series 2013-G1, Class A2
3.557%, 4/10/31 (a)		4,825	4,802,048
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP9, Class AM
5.372%, 5/15/47		2,358	2,357,600
Series 2007-LDPX, Class A1A
5.439%, 1/15/49		19	18,760
Series 2011-C5, Class D
5.408%, 8/15/46 (a)		2,000	2,010,776
Series 2012-CBX, Class E
5.215%, 6/15/45 (a)		4,544	4,502,577
JPMBB Commercial Mortgage Securities Trust
Series 2015-C32, Class C
4.668%, 11/15/48		3,145	2,863,443
LB-UBS Commercial Mortgage Trust
Series 2007-C2, Class AM
5.493%, 2/15/40		3,757	3,788,132
ML-CFC Commercial Mortgage Trust
Series 2006-4, Class AJ
5.239%, 12/12/49		1,077	1,077,185
Series 2007-9, Class A4
5.70%, 9/12/49		50	51,119
UBS-Barclays Commercial Mortgage Trust
Series 2012-C3, Class A4
3.091%, 8/10/49		15	15,358

	Principal Amount (000)		U.S. $ Value
WF-RBS Commercial Mortgage Trust
Series 2012-C8, Class E
4.897%, 8/15/45 (a)	U.S.$	1,600	$1,514,552
Series 2013-C14, Class A5
3.337%, 6/15/46		40	41,114
Series 2013-C18, Class D
4.664%, 12/15/46 (a)		3,000	2,752,366

			71,398,103

Non-Agency Floating Rate CMBS - 1.0%
CGBAM Commercial Mortgage Trust
Series 2016-IMC, Class C
4.654% (LIBOR 1 Month + 3.95%), 11/15/21 (a)(f)		9,507	9,514,073
Citigroup Commercial Mortgage Trust
Series 2015-SHP2, Class E
4.35% (LIBOR 1 Month + 4.35%), 7/15/27 (a)(f)		2,315	2,173,587
CSMC Mortgage-Backed Trust
Series 2016-MFF, Class D
4.60% (LIBOR 1 Month + 4.60%), 11/15/33 (a)(f)		5,886	5,886,463
Great Wolf Trust
Series 2015-WOLF, Class A
1.985% (LIBOR 1 Month + 1.45%), 5/15/34 (a)(f)		9,773	9,810,335
H/2 Asset Funding NRE
Series 2015-1A
2.24% (LIBOR 1 Month + 1.65%), 6/24/49 (f)(i)		8,157	8,095,578
Morgan Stanley Capital I Trust
Series 2015-XLF2, Class AFSD
4.361% (LIBOR 1 Month + 3.66%), 8/15/26 (a)(f)		6,800	6,544,266
Series 2015-XLF2, Class SNMD
2.439% (LIBOR 1 Month + 1.73%), 11/15/26 (f)(i)		5,700	5,229,958
Resource Capital Corp., Ltd.
Series 2014-CRE2, Class A
1.754% (LIBOR 1 Month + 1.05%), 4/15/32 (a)(f)		1,644	1,636,212
Starwood Retail Property Trust
Series 2014-STAR, Class A
1.924% (LIBOR 1 Month + 1.22%), 11/15/27 (a)(f)		15,265	15,125,761

			64,016,233

Agency CMBS - 0.2%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K008, Class A2
3.531%, 6/25/20		10,273	10,768,170

Total Commercial Mortgage-Backed Securities (cost $146,569,263)			146,182,506

	Principal Amount (000)		U.S. $ Value
COVERED BONDS - 1.7%
Banco de Sabadell SA
0.875%, 11/12/21 (a)	EUR	2,500	$2,697,018
Bank of Nova Scotia (The)
0.75%, 9/17/21 (a)		9,465	10,264,743
BPCE SFH SA
1.00%, 2/24/25 (a)		8,800	9,656,400
CaixaBank SA
Series 27
Zero Coupon (EURIBOR 3 Month + 0.08%), 1/09/18 (f)		2,600	2,738,236
Danske Bank A/S
1.25%, 6/11/21		9,195	10,201,837
4.125%, 11/26/19		2,350	2,778,706
National Australia Bank Ltd.
1.375%, 5/28/21 (a)		8,427	9,366,508
National Bank of Canada
1.50%, 3/25/21 (a)		7,599	8,486,640
Nationwide Building Society
4.625%, 2/08/21 (a)		4,879	6,093,207
Royal Bank of Canada
1.625%, 8/04/20 (a)		8,910	9,931,194
Santander UK PLC
1.625%, 11/26/20(a)		8,950	10,004,852
4.25%, 4/12/21(a)		8,100	10,038,267
Societe Generale SFH SA
1.00%, 12/19/17		100	106,550
Swedbank Hypotek AB
1.125%, 5/21/21		9,200	10,171,010

Total Covered Bonds (cost $107,191,396)			102,535,168

LOCAL GOVERNMENTS - PROVINCIAL BONDS - 1.4%
Canada - 1.4%
Province of Ontario Canada
2.40%, 6/02/26	CAD	14,705	10,870,189
2.60%, 6/02/25		41,498	31,420,908
Province of Quebec Canada
2.75%, 9/01/25		51,720	39,535,474

Total Local Governments - Provincial Bonds (cost $83,552,967)			81,826,571

MORTGAGE PASS-THROUGHS - 1.3%
Agency Fixed Rate 30-Year - 1.1%
Federal National Mortgage Association
4.00%, 1/01/47, TBA	U.S.$	59,166	62,198,690
5.00%, 12/01/39		26	28,748
5.50%, 9/01/36-5/01/38		3,541	3,973,938
Series 2005
5.50%, 2/01/35		26	29,548

	Principal Amount (000)		U.S. $ Value
Series 2007
5.50%, 9/01/36-8/01/37	U.S.$	33	$36,807
Series 2008
5.50%, 3/01/37		8	9,397

			66,277,128

Other Agency Fixed Rate Programs - 0.2%
Canadian Mortgage Pools
6.125%, 12/15/24	CAD	15,379	13,717,009

Total Mortgage Pass-Throughs (cost $79,654,405)			79,994,137

QUASI-SOVEREIGNS - 0.8%
Quasi-Sovereign Bonds - 0.8%
China - 0.1%
State Grid Overseas Investment 2014 Ltd.
4.125%, 5/07/24 (a)	U.S.$	8,049	8,375,089

Indonesia - 0.2%
Pertamina Persero PT
6.00%, 5/03/42 (a)		8,000	7,700,000
Perusahaan Listrik Negara PT
5.50%, 11/22/21 (a)		3,874	4,154,865

			11,854,865

Mexico - 0.5%
Petroleos Mexicanos
4.625%, 9/21/23 (a)		23,385	22,748,928
4.875%, 1/18/24		8,000	7,756,880
5.375%, 3/13/22 (a)		98	100,350

			30,606,158

Total Quasi-Sovereigns (cost $51,312,331)			50,836,112

EMERGING MARKETS - SOVEREIGNS - 0.7%
Angola - 0.2%
Republic of Angola Via Northern Lights III BV
7.00%, 8/16/19 (a)		7,786	7,873,529

Argentina - 0.3%
Argentine Republic Government International Bond
6.25%, 4/22/19 (a)		5,172	5,518,524
6.875%, 4/22/21 (a)		11,960	12,749,360

			18,267,884

Turkey - 0.2%
Turkey Government International Bond
4.875%, 10/09/26		14,275	13,207,173

Total Emerging Markets - Sovereigns (cost $40,369,589)			39,348,586

	Principal Amount (000)		U.S. $ Value
WHOLE LOAN TRUSTS - 0.5%
Performing Asset - 0.5%
Alpha Credit Debt Fund LLC
15.00%, 12/31/17 (j)(k)	U.S.$	945	$945,242
16.00%, 1/01/21 (j)(k)	MXN	83,500	4,028,047
AlphaCredit Capital, SA de CV
17.25%, 8/06/19 (f)(j)(k)		21,961	1,059,409
Cara Aircraft Leasing 28548, Inc.
8.00%, 12/02/19 (f)(j)(k)	U.S.$	264	251,048
Cara Aircraft Leasing 28563, Inc.
8.00%, 6/11/19 (f)(j)(k)		814	789,521
Cara Aircraft Leasing 28868, Inc.
8.00%, 12/02/19 (f)(j)(k)		306	291,132
Deutsche Bank Mexico SA
8.00%, 10/31/34 (j)(k)	MXN	53,992	1,666,928
8.00%, 10/31/34 (g)(j)(k)		40,378	1,246,616
Flexpath Wh I LLC
Series B
11.00%, 4/01/21 (j)(k)	U.S.$	2,519	2,040,023
Series B2
11.00%, 1/01/22 (j)(k)		3,786	3,218,267
Series B3
11.00%, 9/01/22 (j)(k)		393	365,692
Recife Funding Zero Coupon, 11/05/29 (j)(k)		5,532	5,308,692
Sheridan Auto Loan Holdings I LLC
10.00%, 12/31/20-9/30/21 (j)(k)		6,119	5,293,330
Sheridan Consumer Finance Trust
10.86%, 3/01/21 (f)(j)(k)		7,138	6,504,040

Total Whole Loan Trusts (cost $38,936,685)			33,007,987

ASSET-BACKED SECURITIES - 0.4%
Other ABS - Fixed Rate - 0.2%
Atlas 2014-1 Limited
Series 2014-1
6.875%, 12/15/39		2,281	2,258,388
SBA Tower Trust
Series 2014-1A, Class C
2.898%, 10/15/44 (a)		3,648	3,675,686
Series 2014-2A, Class C
3.869%, 10/15/49 (a)		3,008	3,030,106
Taco Bell Funding LLC
Series 2016-1A, Class A2I
3.832%, 5/25/46 (a)		5,886	5,907,585

			14,871,765

Other ABS - Floating Rate - 0.1%
Dryden 43 Senior Loan Fund
Series 2016-43A, Class A
2.19% (LIBOR 3 Month + 1.54%), 7/20/29 (a)(f)		250	253,963

	Principal Amount (000)		U.S. $ Value
OZLM VII Ltd.
Series 2014-7A, Class C
4.48% (LIBOR 3 Month + 3.60%), 7/17/26 (a)(f)	U.S.$	2,655	$2,581,130
Voya CLO Ltd.
Series 2016-1A, Class D
7.431% (LIBOR 3 Month + 6.55%), 1/20/27 (a)(f)		3,500	3,467,173

			6,302,266

Autos - Fixed Rate - 0.1%
Hertz Vehicle Financing LLC
Series 2013-1A, Class B2
2.48%, 8/25/19 (a)		5,067	4,975,237
Santander Drive Auto Receivables Trust
Series 2013-3, Class C
1.81%, 4/15/19		21	21,228

			4,996,465

Credit Cards - Fixed Rate - 0.0%
World Financial Network Credit Card Master Trust
Series 2012-B, Class A
1.76%, 5/17/21		30	30,066

Total Asset-Backed Securities (cost $25,985,483)			26,200,562

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.4%
United States - 0.4%
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant)
Series 2016
5.00%, 6/15/28		245	263,907
State of California
Series 2010
7.625%, 3/01/40		30	44,385
7.95%, 3/01/36		10,685	12,451,658
State of Illinois
Series 2010
7.35%, 7/01/35		4,440	4,804,879
Texas Transportation Commission State Highway Fund
Series 2010B
5.178%, 4/01/30		3,400	3,987,452

Total Local Governments - Municipal Bonds (cost $18,991,795)			21,552,281

BANK LOANS - 0.3%
Industrial - 0.3%
Basic - 0.0%
FMG Resources (August 2006) Pty LTD (FMG America Finance, Inc.)
3.75% (LIBOR 3 Month + 2.75%), 6/30/19 (f)		761	762,378

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Retailers - 0.0%
Burlington Coat Factory Warehouse Corporation
3.51% (LIBOR 1 Month + 2.75%), 8/13/21 (f)	U.S.$	773	$777,213
Harbor Freight Tools USA, Inc.
3.89% (LIBOR 3 Month + 3.00%), 8/18/23 (f)		856	867,782

			1,644,995

Energy - 0.3%
California Resources Corporation
11.375% (LIBOR 3 Month + 10.38%), 12/31/21 (f)		9,558	10,593,952
Chesapeake Energy Corporation
8.50% (LIBOR 3 Month + 7.50%), 8/23/21 (f)		4,490	4,880,517

			15,474,469

Other Industrial - 0.0%
Gardner Denver, Inc.
4.25%-4.57% (LIBOR 3 Month + 3.25%), 7/30/20 (f)		1,596	1,578,783

Technology - 0.0%
Avaya Inc.
5.39% (LIBOR 3 Month + 4.50%), 10/26/17 (f)(j)		103	89,001

Total Bank Loans (cost $18,089,700)			19,549,626

EMERGING MARKETS - CORPORATE BONDS - 0.3%
Industrial - 0.3%
Basic - 0.0%
Elementia SAB de CV
5.50%, 1/15/25 (a)		1,972	1,917,770

Capital Goods - 0.2%
Ferreycorp SAA
4.875%, 4/26/20 (a)		486	486,271
Grupo Cementos de Chihuahua SAB de CV
8.125%, 2/08/20 (a)		2,075	2,152,812
Grupo KUO SAB de CV
6.25%, 12/04/22 (a)		953	931,558
Odebrecht Finance Ltd.
4.375%, 4/25/25(a)		8,945	5,221,644
5.25%, 6/27/29(a)		2,996	1,722,700
7.125%, 6/26/42(a)		3,863	2,274,341
Servicios Corporativos Javer SAB de CV
9.875%, 4/06/21 (a)		1,416	1,447,860

			14,237,186

	Principal Amount (000)		U.S. $ Value
Consumer Non-Cyclical - 0.1%
Minerva Luxembourg SA
6.50%, 9/20/26 (a)	U.S.$	2,035	$1,961,232
Virgolino de Oliveira Finance SA
10.50%, 1/28/18 (i)(l)(m)		4,300	322,500

			2,283,732

			18,438,688

Financial Institutions - 0.0%
Banking - 0.0%
Turkiye Garanti Bankasi AS
4.75%, 10/17/19 (a)		200	198,845

Total Emerging Markets - Corporate Bonds (cost $26,163,487)			18,637,533

	Shares
COMMON STOCKS - 0.3%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
SandRidge Energy, Inc. (m)		4,301	101,288

Financials - 0.3%
Diversified Financial Services - 0.0%
iPayment, Inc. (j)(k)(m)		136,431	450,222

Insurance - 0.3%
Mt. Logan Re Ltd. (Preference Shares) (m)(n)(o)		15,480	16,121,566

			16,571,788

Total Common Stocks (cost $17,209,101)			16,673,076

	Principal Amount (000)
LOCAL GOVERNMENTS - REGIONAL BONDS - 0.2%
Argentina - 0.2%
Provincia de Buenos Aires/Argentina
5.75%, 6/15/19 (a)	U.S.$	8,026	8,368,710
Provincia de Cordoba
7.125%, 6/10/21 (a)		2,299	2,362,223

Total Local Governments - Regional Bonds (cost $10,446,906)			10,730,933

	Shares
PREFERRED STOCKS - 0.1%
Industrial - 0.1%
Consumer Non-Cyclical - 0.1%
Ventas Realty LP/Ventas Capital Corp.
5.45%		227,075	5,563,337

	Shares		U.S. $ Value
Financial Institutions - 0.0%
REITS - 0.0%
Welltower, Inc.
6.50% (e)		5,625	$141,413

Total Preferred Stocks (cost $5,807,937)			5,704,750

INVESTMENT COMPANIES - 0.0%
Funds and Investment Trusts - 0.0%
OCL Opportunities Fund II (j)(k)(m)(p) (cost $1,305,477)		10,047	1,649,772

	Contracts
OPTIONS PURCHASED - CALLS - 0.0%
Options on Forward Contracts - 0.0%
TRY/EUR Expiration: Apr 2017, Exercise Price: TRY 3.65 (m)(q)		98,732,500	364,736
ZAR/USD Expiration: Feb 2017, Exercise Price: ZAR 13.31 (m)(q)		387,068,997	339,389

Total Options Purchased - Calls (premiums paid $739,940)			704,125

	Principal Amount (000)
AGENCIES - 0.0%
Agency Debentures - 0.0%
Federal National Mortgage Association
6.25%, 5/15/29	U.S.$	95	125,923
6.625%, 11/15/30		150	208,663
Residual Funding Corp. Principal Strip Zero Coupon, 7/15/20		225	210,740

Total Agencies (cost $516,404)			545,326

	Shares
WARRANTS - 0.0%
Encore Automotive Acceptance, expiring 7/05/31 (m)		27	0
Flexpath Capital, Inc., expiring 4/15/31 (m)		42,267	0	^
SandRidge Energy, Inc., -A-CW22, expiring 10/03/22 (m)		3,724	13,034
SandRidge Energy, Inc., -B-CW22, expiring 10/03/22 (m)		1,568	6,351

Total Warrants (cost $27,089)			19,385

	Notional Amount (000)		U.S. $ Value
OPTIONS PURCHASED - PUTS - 0.0%
Swaptions - 0.0%
IRS Swaption, Citibank, NA Expiration: Jan 2017, Exercise Rate: 1.46% (m)	EUR	54,325	$7,867
IRS Swaption, JPMorgan Chase Bank, NA Expiration: Jan 2017, Exercise Rate: 1.415% (m)		54,325	5,852

Total Options Purchased - Puts (premiums paid $1,313,166)			13,719

	Shares
SHORT-TERM INVESTMENTS - 5.7%
Investment Companies - 3.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.37% (r)(s) (cost $225,625,067)		225,625,067	225,625,067

	Principal Amount (000)
Governments - Treasuries - 1.7%
Japan - 1.7%
Japan Treasury Discount Bill Series 647 Zero Coupon, 2/27/17 (cost $106,849,155)	JPY	11,710,000	100,234,694

Time Deposits - 0.3%
ANZ, London
0.05%, 1/03/17	GBP	2,205	2,717,073
0.95%, 1/04/17	NZD	1,250	868,429
BBH, Grand Cayman
(1.45)%, 1/03/17	CHF	23	22,165
Deutsche Bank, Grand Cayman
0.26%, 1/03/17	U.S.$	7,218	7,217,747
Nordea Bank Norge, Oslo
0.00%, 1/02/17	NOK	404	46,780
Royal Bank of Canada, Toronto
0.05%, 1/03/17	CAD	4,845	3,608,775
Sumitomo, Tokyo
(0.557)%, 1/02/17	EUR	745	783,707
(0.28)%, 1/04/17	JPY	9,079	77,679

Total Time Deposits (cost $15,395,826)			15,342,355

Total Short-Term Investments (cost $347,870,048)			341,202,116

Total Investments - 100.2% (cost $6,178,876,744)(t)			6,035,238,081
Other assets less liabilities – (0.2)%			(10,988,109)

Net Assets - 100.0%			$6,024,249,972

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at December 31, 2016	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 10 Yr (CBT) Futures	40	March 2017	$4,871,000	$4,846,969	$(24,031)
U.S. T-Note 2 Yr (CBT) Futures	12	March 2017	2,604,375	2,600,250	(4,125)
U.S. Ultra Bond (CBT) Futures	90	March 2017	14,564,062	14,422,500	(141,562)
UK Long Gilt Bond Futures	214	March 2017	32,493,704	33,185,598	691,894
Sold Contracts
Canada 10 Yr Bond Futures	1,545	March 2017	159,789,796	158,257,066	1,532,730
Euro Buxl 30 Yr Bond Futures	247	March 2017	44,320,375	45,115,989	(795,614)
Euro-BOBL Futures	584	March 2017	81,374,138	82,148,720	(774,582)
Euro-Bund Futures	547	March 2017	92,936,098	94,517,494	(1,581,396)
Euro-OAT Futures	217	March 2017	34,301,841	34,679,490	(377,649)
Euro-Schatz Futures	1,032	March 2017	121,778,128	121,984,532	(206,404)
Japan 10 Yr Bond (OSE) Futures	103	March 2017	132,492,149	132,404,021	88,128
U.S. 10 Yr Ultra Bond Futures	200	March 2017	26,940,625	26,812,500	128,125
U.S. T-Note 10 Yr (CBT) Futures	908	March 2017	113,282,883	112,723,094	559,789
U.S. T-Note 5 Yr (CBT) Futures	316	March 2017	36,850,743	36,711,188	139,555

					$(765,142)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	AUD	56,928	USD	43,762	1/19/17	$2,696,712
Australia and New Zealand Banking Group Ltd.	CNH	69,535	USD	9,787	3/31/17	25,855
Bank of America, NA	BRL	483,933	USD	148,487	1/04/17	200,738
Bank of America, NA	BRL	483,933	USD	140,969	1/04/17	(7,718,278)
Bank of America, NA	RUB	1,960,526	USD	31,705	1/17/17	(135,667)
Bank of America, NA	USD	58,032	RUB	3,777,106	1/17/17	3,312,291
Bank of America, NA	USD	28,236	CAD	38,126	2/03/17	171,143
Barclays Bank PLC	AUD	117,398	USD	88,631	1/19/17	3,945,794
Barclays Bank PLC	JPY	50,580,216	USD	445,662	1/25/17	12,314,496
Barclays Bank PLC	ZAR	18,532	USD	1,307	1/31/17	(35,151)
BNP Paribas SA	USD	42,566	MXN	880,292	1/11/17	(145,287)
BNP Paribas SA	AUD	40,157	USD	29,606	1/19/17	639,092
BNP Paribas SA	GBP	36,871	USD	46,147	1/20/17	684,883
BNP Paribas SA	EUR	4,231	USD	4,406	1/25/17	(53,161)
BNP Paribas SA	USD	63,817	JPY	7,464,548	1/25/17	135,401
BNP Paribas SA	USD	367	ARS	6,378	1/26/17	27,377
BNP Paribas SA	USD	367	ARS	6,414	1/31/17	27,855
BNP Paribas SA	CAD	68,743	USD	50,971	2/03/17	(247,805)
BNP Paribas SA	USD	367	ARS	6,451	2/03/17	29,038

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	USD	1,475	ARS	25,996	2/13/17	$109,399
BNP Paribas SA	USD	1,113	ARS	19,716	2/16/17	86,565
BNP Paribas SA	USD	742	ARS	13,206	2/17/17	60,983
BNP Paribas SA	USD	2,226	ARS	40,062	2/21/17	204,102
BNP Paribas SA	USD	371	ARS	6,751	2/23/17	38,021
BNP Paribas SA	USD	707	ARS	12,942	2/24/17	76,297
BNP Paribas SA	USD	386	ARS	7,171	2/27/17	47,809
BNP Paribas SA	USD	202	ARS	3,793	2/28/17	26,782
BNP Paribas SA	USD	202	ARS	3,844	3/01/17	29,696
BNP Paribas SA	USD	223	ARS	4,342	3/02/17	39,248
BNP Paribas SA	USD	2,917	ARS	52,896	7/05/17	66,854
Brown Brothers Harriman & Co.	EUR	42,985	USD	45,863	1/25/17	560,991
Brown Brothers Harriman & Co.	ZAR	5,714	USD	403	1/31/17	(10,677)
Citibank, NA	GBP	18,575	USD	23,211	1/20/17	307,618
Citibank, NA	EUR	35,912	USD	38,440	1/25/17	591,830
Citibank, NA	EUR	16,353	USD	17,120	1/25/17	(114,832)
Citibank, NA	USD	8,423	EUR	7,744	1/25/17	(261,741)
Citibank, NA	ZAR	36,242	USD	2,577	1/31/17	(47,838)
Citibank, NA	CAD	740,346	USD	554,628	2/03/17	3,010,478
Citibank, NA	USD	7,351	TRY	26,142	2/17/17	(7,786)
Citibank, NA	TRY	50,059	USD	13,851	4/13/17	(35,081)
Citibank, NA	USD	13,851	EUR	13,036	4/13/17	(57,516)
Credit Suisse International	GBP	305,043	USD	380,494	1/20/17	4,370,272
Credit Suisse International	USD	6,432	MXN	131,652	1/20/17	(97,439)
Credit Suisse International	GBP	11,151	EUR	13,247	1/23/17	208,262
Credit Suisse International	EUR	93,344	USD	101,730	1/25/17	3,352,434
Credit Suisse International	USD	54,787	CAD	72,779	2/03/17	(559,980)
Credit Suisse International	USD	12,216	ZAR	174,454	3/01/17	350,821
Credit Suisse International	ZAR	174,454	USD	12,216	3/01/17	(350,799)
Deutsche Bank AG	EUR	6,383	GBP	5,382	1/23/17	(89,335)
Goldman Sachs Bank USA	BRL	149,797	USD	40,872	1/04/17	(5,152,521)
Goldman Sachs Bank USA	USD	45,488	BRL	149,797	1/04/17	536,572
Goldman Sachs Bank USA	BRL	52,500	USD	15,617	1/06/17	(504,261)
Goldman Sachs Bank USA	RUB	1,985,807	USD	30,105	1/17/17	(2,146,366)
Goldman Sachs Bank USA	EUR	10,763	USD	11,379	1/25/17	35,152
Goldman Sachs Bank USA	SEK	549,220	USD	60,322	2/23/17	(145,544)
Goldman Sachs Bank USA	EUR	14,174	TRY	53,375	4/13/17	(191,808)
HSBC Bank USA	EUR	104,485	USD	114,288	1/25/17	4,168,527
HSBC Bank USA	SGD	238,722	USD	167,383	3/14/17	2,596,242
JPMorgan Chase Bank, NA	MXN	2,699,450	USD	132,873	1/11/17	2,788,846
JPMorgan Chase Bank, NA	USD	27,442	MXN	559,866	1/11/17	(462,623)
JPMorgan Chase Bank, NA	MXN	131,652	USD	6,432	1/20/17	97,444
JPMorgan Chase Bank, NA	EUR	6,864	GBP	5,769	1/23/17	(118,916)
JPMorgan Chase Bank, NA	EUR	21,320	USD	22,710	1/25/17	240,678
JPMorgan Chase Bank, NA	USD	28,107	EUR	26,598	1/25/17	(74,496)
JPMorgan Chase Bank, NA	USD	61,143	JPY	7,156,127	1/25/17	166,928
JPMorgan Chase Bank, NA	CNH	139,064	USD	19,566	3/31/17	45,044
Northern Trust Co.	ZAR	14,286	USD	1,037	1/31/17	2,655
Royal Bank of Scotland PLC	EUR	848,962	USD	927,635	1/25/17	32,893,856
Standard Chartered Bank	BRL	528,730	USD	162,232	1/04/17	(219,320)
Standard Chartered Bank	USD	161,097	BRL	528,730	1/04/17	1,353,739
Standard Chartered Bank	BRL	528,730	USD	159,689	2/02/17	(1,304,577)
Standard Chartered Bank	TRY	63,141	USD	18,267	2/08/17	498,481
Standard Chartered Bank	USD	29,400	IDR	396,100,918	3/14/17	(361,974)
UBS AG	EUR	20,453	USD	21,773	1/25/17	217,272

						$62,739,794

INTEREST RATE SWAPTIONS WRITTEN

Description	Index	Counter- Party	Strike Rate	Expiration Date	Notional Amount (000)		Premiums	Market Value
Call - OTC -1 Year Interest Rate Swap	6 Month LIBOR	Barclays Bank PLC	0.99%	1/13/17	GBP	23,350	$95,512	$(171,962)
Put - OTC -1 Year Interest Rate Swap	3 Month LIBOR	Barclays Bank PLC	2.48	1/23/17		$16,070	136,595	(49,432)
Call - OTC -1 Year Interest Rate Swap	6 Month LIBOR	Barclays Bank PLC	0.94	1/30/17	GBP	24,400	90,960	(150,000)
Put - OTC -1 Year Interest Rate Swap	6 Month EURIBOR	Citibank, NA	0.83	1/03/17	EUR	138,280	587,690	(1,051)
Put - OTC -1 Year Interest Rate Swap	3 Month LIBOR	Citibank, NA	2.38	1/12/17		$16,160	150,288	(62,606)
Put - OTC -1 Year Interest Rate Swap	3 Month LIBOR	Citibank, NA	2.66	1/13/17		6,930	140,333	(45,385)
Call - OTC -1 Year Interest Rate Swap	6 Month LIBOR	Citibank, NA	1.03	1/16/17	GBP	23,830	101,846	(237,319)
Put - OTC -1 Year Interest Rate Swap	3 Month LIBOR	Citibank, NA	2.09	1/19/17		$30,590	136,890	(47,996)
Call - OTC -1 Year Interest Rate Swap	6 Month LIBOR	Citibank, NA	1.24	1/30/17	GBP	12,490	127,622	(129,870)
Put - OTC -1 Year Interest Rate Swap	3 Month LIBOR	Deutsche Bank AG	2.46	1/23/17		$16,100	133,630	(55,154)
Put - OTC -1 Year Interest Rate Swap	3 Month LIBOR	Goldman Sachs International	1.88	1/09/17		30,350	128,381	(158,920)
Put - OTC -1 Year Interest Rate Swap	3 Month LIBOR	Goldman Sachs International	2.12	1/30/17		30,640	127,156	(62,210)
Call - OTC -1 Year Interest Rate Swap	6 Month LIBOR	JPMorgan Chase Bank, NA	0.98	1/09/17	GBP	23,580	87,111	(164,834)
Call - OTC -1 Year Interest Rate Swap	6 Month LIBOR	JPMorgan Chase Bank, NA	1.02	1/12/17		23,450	95,890	(214,950)
Put - OTC -1 Year Interest Rate Swap	3 Month LIBOR	JPMorgan Chase Bank, NA	2.31	1/17/17		$16,120	145,080	(126,764)
Call - OTC -1 Year Interest Rate Swap	6 Month LIBOR	JPMorgan Chase Bank, NA	0.79	1/20/17	JPY	621,830	77,026	(56,120)
Call - OTC -1 Year Interest Rate Swap	6 Month LIBOR	JPMorgan Chase Bank, NA	0.98	1/23/17	GBP	24,000	86,346	(180,350)
Put - OTC -1 Year Interest Rate Swap	3 Month LIBOR	JPMorgan Chase Bank, NA	2.04	1/30/17		$30,650	127,198	(95,342)
Call - OTC -1 Year Interest Rate Swap	6 Month LIBOR	Morgan Stanley Capital Services LLC	0.95	1/16/17	GBP	23,360	98,017	(135,387)

Description	Index	Counter- Party	Strike Rate	Expiration Date	Notional Amount (000)		Premiums	Market Value
Put - OTC -1 Year Interest Rate Swap	3 Month LIBOR	Morgan Stanley Capital Services LLC	2.48%	1/17/17		$16,290	$141,723	$(35,376)
Call - OTC -1 Year Interest Rate Swap	6 Month LIBOR	Morgan Stanley Capital Services LLC	1.36	1/23/17	GBP	12,320	125,186	(223,686)

							$2,940,480	$(2,404,714)

CURRENCY OPTIONS WRITTEN

Description	Exercise Price		Expiration Month	Contracts (000)	Premiums Received	U.S. $ Value
Call - CNH vs. USD (q)	CNH	7.33	March 2017	215,765	$203,205	$(205,152)
Call - MXN vs. USD (q)	MXN	21.00	January 2017	608,475	190,076	(215,039)
Call - NOK vs. EUR (q)	NOK	9.11	January 2017	248,752	150,208	(138,961)
Call - NOK vs. EUR (q)	NOK	9.11	January 2017	250,893	92,312	(140,158)
Call - TRY vs. EUR (q)	TRY	4.11	April 2017	111,176	505,901	(314,213)
Call - ZAR vs. USD (q)	ZAR	15.36	February 2017	446,746	471,759	(148,463)
Put - GBP vs. EUR (q)	GBP	0.83	January 2017	23,152	121,866	(25,936)
Put - GBP vs. EUR (q)	GBP	0.83	January 2017	23,168	137,403	(25,954)

					$1,872,730	$(1,213,876)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at December 31, 2016	Notional Amount (000)		Market Value	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citigroup Global Markets, Inc./(INTRCONX) iTraxx Europe Crossover Series 26, 5 Year Index, 12/20/21*	(5.00)%	2.88%	EU	R 30,850	$(3,131,517)	$(705,417)
Sale Contracts
Citigroup Global Markets, Inc./(INTRCONX) CDX-NAHY Series 27 5 Year Index, 12/20/21*	5.00	3.55		$1,369	86,920	36,697

					$(3,044,597)	$(668,720)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

				Rate Type
Clearing Broker /(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citigroup Global Markets, Inc./(CME)	GBP	164,000	5/21/18	6 Month LIBOR	0.78%	$605,563
Citigroup Global Markets, Inc./(CME)		$339,200	8/08/18	1.56%	3 Month LIBOR	(2,760,363)
Citigroup Global Markets, Inc./(CME)	MXN	789,207	12/11/18	4 Week TIIE	6.775%	(281,326)
Citigroup Global Markets, Inc./(CME)		995,830	12/12/18	4 Week TIIE	6.840%	(297,941)
Citigroup Global Markets, Inc./(CME)		663,880	12/13/18	4 Week TIIE	6.845%	(197,005)
Citigroup Global Markets, Inc./(CME)		299,000	12/17/18	4 Week TIIE	7.035%	(43,768)
Citigroup Global Markets, Inc./(CME)	GBP	164,000	2/20/19	0.88%	6 Month LIBOR	(1,014,058)
Citigroup Global Markets, Inc./(CME)		$1,000	3/17/21	3 Month LIBOR	1.40%	(15,520)
Citigroup Global Markets, Inc./(CME)		145,430	8/08/23	3 Month LIBOR	2.82%	7,617,816
Citigroup Global Markets, Inc./(CME)		58,500	11/09/25	2.13%	3 Month LIBOR	728,019
Citigroup Global Markets, Inc./(CME)	MXN	199,039	12/01/26	7.700%	4 Week TIIE	141,196
Citigroup Global Markets, Inc./(CME)		253,110	12/02/26	7.761%	4 Week TIIE	127,345
Citigroup Global Markets, Inc./(CME)		168,530	12/03/26	7.760%	4 Week TIIE	86,279
Citigroup Global Markets, Inc./(CME)		74,410	12/07/26	7.830%	4 Week TIIE	22,279
Citigroup Global Markets, Inc./(LCH)		$75,000	12/23/23	2.99%	3 Month LIBOR	(4,177,683)
Citigroup Global Markets, Inc./(LCH)		38,000	1/13/24	3.07%	3 Month LIBOR	(2,786,356)
Morgan Stanley & Co. LLC/(CME)		150	5/05/45	3 Month LIBOR	2.57%	(1,697)
Morgan Stanley & Co. LLC/(CME)		100	7/16/45	3 Month LIBOR	3.02%	9,251

						$(2,237,969)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at December 31, 2016	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Bank of America, NA
Genworth Holdings, Inc., 6.515%, 5/22/18, 6/20/20*	5.00%	6.17%	$950	$(33,248)	$29,119	$(62,367)
Barclays Bank PLC
Assured Guaranty Municipal Corp., 6/20/20*	5.00	0.95	950	129,207	52,005	77,202
CDX-CMBX.NA.BBB Series 6, 5/11/63*	5.00	8.05	5,029	(662,347)	(84,142)	(578,205)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at December 31, 2016	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA
CDX-CMBX.NA.BBB Series 6, 5/11/63*	5.00%	8.05%	$4,994	$(657,738)	$(86,224)	$(571,514)
Nabors Industries, Inc., 6.150%, 2/15/18, 6/20/20*	1.00	1.63	950	(21,759)	(79,019)	57,260
Safeway, Inc., 7.250%, 2/1/31, 6/20/20*	1.00	1.46	950	(16,752)	(57,611)	40,859
Staples, Inc., 2.750%, 1/12/18, 6/20/20*	1.00	1.02	950	(2,806)	(28,093)	25,287
Weatherford International, LLC, 4.500%, 4/15/22, 6/20/20*	1.00	4.62	950	(107,890)	(61,205)	(46,685)
Credit Suisse International
Avon Products, Inc., 6.500% 3/1/19, 6/20/20*	1.00	3.67	950	(90,828)	(122,070)	31,242
CDX-CMBX.NA.BBB Series 6, 5/11/63*	5.00	8.05	6,500	(854,280)	81,086	(935,366)
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	4.19	2,925	(165,214)	(178,995)	13,781
Freeport-Mcmoran, Inc., 3.550% 3/1/22, 6/20/20*	1.00	2.39	950	(46,349)	(50,026)	3,677
Teck Resources Ltd., 3.150%, 1/15/17, 6/20/20*	1.00	1.48	950	(17,862)	(53,188)	35,326
Transocean, Inc., 7.375% 4/15/18, 6/20/20*	1.00	3.98	950	(92,127)	(149,000)	56,873
Deutsche Bank AG
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	4.19	53	(2,990)	(3,941)	951
Goldman Sachs International
CDX-CMBX.NA.BBB Series 6, 5/11/63*	5.00	8.05	9,989	(1,315,607)	(183,151)	(1,132,456)
CDX-CMBX.NA.BBB Series 6, 5/11/63*	5.00	8.05	9,988	(1,315,475)	(161,794)	(1,153,681)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at December 31, 2016	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00%	4.19%	$7,000	$(394,799)	$(493,585)	$98,786
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	4.19	7,947	(448,211)	(561,093)	112,882
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	4.19	1,260	(71,169)	(79,627)	8,458
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	4.19	5,815	(328,451)	(367,484)	39,033

				$(6,516,695)	$(2,638,038)	$(3,878,657)

*	Termination date

REVERSE REPURCHASE AGREEMENTS

Broker	Principal Amount (000)	Currency	Interest Rate		Maturity	U.S. $ Value at December 31, 2016
Barclays Capital, Inc.†	1,334	USD	(0.50	)%*	–	$1,332,611
Barclays Capital, Inc.†	3,159	USD	(2.00	)%*	–	3,149,449
Credit Suisse Securities (USA) LLC†	1,500	USD	(0.50	)%*	–	1,499,167
RBC Capital Markets†	8,387	USD	0.00%		–	8,386,605

						$14,367,832

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on December 31, 2016.
*	Interest payment due from counterparty.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements is as follows:

	Overnight and Continuous	Up to 30 Days		31-90 Days		Greater than 90 Days		Total
Corporates - Investment Grade	$8,386,605	– 0	–	– 0	–	– 0	–	$8,386,605
Corporates - Non-Investment Grade	5,981,227	– 0	–	– 0	–	– 0	–	5,981,227
Total	$14,367,832	– 0	–	– 0	–	– 0	–	$14,367,832

^	Less than $0.50.
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016, the aggregate market value of these securities amounted to $2,035,828,540 or 33.8% of net assets.

(b)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(c)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(d)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(e)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(f)	Floating Rate Security. Stated interest/floor rate was in effect at December 31, 2016.
(g)	Variable rate coupon, rate shown as of December 31, 2016.
(h)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 2016.
(i)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.93% of net assets as of December 31, 2016, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Bellemeade Re II Ltd. Series 2016-1A, Class M2B
7.256%, 4/25/26	4/29/16	$24,392,497	$24,723,237	0.41%
Bellemeade Re II Ltd. Series 2016-1A, Class M2A
5.256%, 4/25/26	4/29/16	13,607,872	13,677,075	0.23%
Bellemeade Re Ltd. Series 2015-1A, Class M1
3.256%, 7/25/25	7/27/15	412,786	412,962	0.01%
Golden Energy Offshore Services AS
5.00%, 12/31/17	5/14/14	4,163,246	715,620	0.01%
H/2 Asset Funding NRE Series 2015-1A
1.86%, 6/24/49	6/19/15	8,156,754	8,095,578	0.13%
Morgan Stanley Capital I Trust Series 2015-XLF2, Class SNMD
2.439%, 11/15/26	11/13/15	5,198,223	5,229,958	0.09%
Virgolino de Oliveira Finance SA
10.50%, 1/28/18	1/28/11	3,886,876	322,500	0.01%
iPayment, Inc.
9.50%, 12/15/19	12/29/14	2,365,278	2,428,285	0.04%

(j)	Illiquid security.
(k)	Fair valued by the Adviser.
(l)	Defaulted.
(m)	Non-income producing security.
(n)	Effective prepayment date of April 2017.
(o)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Mt. Logan Re Ltd. (Preference Shares)	12/30/14	$15,480,000	$16,121,566	0.27%

(p)	The company invests on a global basis in multiple asset classes including (but not limited to) private equity debt securities, property-related assets and private equity securities including warrants and preferred stock.
(q)	One contract relates to 1 share.
(r)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(s)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(t)	As of December 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $97,608,732 and gross unrealized depreciation of investments was $(241,247,395), resulting in net unrealized depreciation of $(143,638,663).

Currency Abbreviations:

ARS	-	Argentine Peso
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNH	-	Chinese Yuan Renminbi (Offshore)
COP	-	Colombian Peso
EUR	-	Euro
GBP	-	Great British Pound
IDR	-	Indonesian Rupiah
JPY	-	Japanese Yen
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TRY	-	Turkish Lira
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ABS	-	Asset-Backed Securities
BOBL	-	Bundesobligationen
CBT	-	Chicago Board of Trade
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
CME	-	Chicago Mercantile Exchange
CPI	-	Consumer Price Index
EURIBOR	-	Euro Interbank Offered Rate
INTRCONX	-	Inter-Continental Exchange
IRS	-	Interest Rate Swap
LCH	-	London Clearing House
LIBOR	-	London Interbank Offered Rates
OAT	-	Obligations Assimilables du Trésor
OSE	-	Osaka Securities Exchange
PJSC	-	Public Joint Stock Company
REIT	-	Real Estate Investment Trust
TBA	-	To Be Announced
TIIE	-	Banco de México Equilibrium Interbank Interest Rate
TIPS	-	Treasury Inflation Protected Security

COUNTRY BREAKDOWN *

December 31, 2016 (unaudited)

39.4%	United States
9.8%	United Kingdom
7.3%	Italy
6.0%	Canada
5.5%	Japan
4.3%	Spain
3.8%	Brazil
3.1%	Germany
2.5%	Netherlands
2.0%	Mexico
1.3%	Sweden
1.2%	France
0.9%	Australia
7.2%	Other
5.7%	Short-Term

100.0%	Total Investments

*	All data are as of December 31, 2016. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.7% or less in the following countries: Angola, Argentina, Belgium, Cayman Islands, Chile, China, Colombia, Denmark, Euro Zone, Hong Kong, Indonesia, Ireland, Israel, Kazakhstan, Kuwait, Morocco, Norway, Peru, Portugal, Russia, Singapore, South Africa, South Korea, Switzerland, Turkey and United Arab Emirates.

AB Global Bond Fund

December 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through brokers or pricing services are generally categorized within Level 2. Those investments for which current data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed-income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2016:

Investments in Securities	Level 1			Level 2		Level 3			Total
Assets:
Governments - Treasuries	$	– 0	–	$2,400,641,376		$	– 0	–	$2,400,641,376
Corporates - Investment Grade		– 0	–	1,155,481,920			– 0	–	1,155,481,920
Inflation-Linked Securities		– 0	–	466,230,281			– 0	–	466,230,281
Collateralized Mortgage Obligations		– 0	–	345,517,168			– 0	–	345,517,168
Governments - Sovereign Agencies		– 0	–	276,112,582			– 0	–	276,112,582
Corporates - Non-Investment Grade		– 0	–	221,759,758			715,620	#	222,475,378
Emerging Markets - Treasuries		– 0	–	171,865,105			– 0	–	171,865,105
Commercial Mortgage-Backed Securities		– 0	–	53,896,895			92,285,611		146,182,506
Covered Bonds		– 0	–	102,535,168			– 0	–	102,535,168
Local Governments - Provincial Bonds		– 0	–	81,826,571			– 0	–	81,826,571
Mortgage Pass-Throughs		– 0	–	79,994,137			– 0	–	79,994,137
Quasi-Sovereigns		– 0	–	50,836,112			– 0	–	50,836,112
Emerging Markets - Sovereigns		– 0	–	39,348,586			– 0	–	39,348,586
Whole Loan Trusts		– 0	–	– 0	–		33,007,987		33,007,987
Asset-Backed Securities		– 0	–	5,026,531			21,174,031		26,200,562
Local Governments - Municipal Bonds		– 0	–	21,552,281			– 0	–	21,552,281
Bank Loans		– 0	–	14,669,109			4,880,517		19,549,626
Emerging Markets - Corporate Bonds		– 0	–	18,637,533			– 0	–	18,637,533
Common Stocks		101,288		– 0	–		16,571,788		16,673,076
Local Governments - Regional Bonds		– 0	–	10,730,933			– 0	–	10,730,933
Preferred Stocks		5,704,750		– 0	–		– 0	–	5,704,750
Options Purchased - Calls		– 0	–	704,125			– 0	–	704,125
Agencies		– 0	–	545,326			– 0	–	545,326
Warrants		19,385		– 0	–		– 0	–#	19,385
Options Purchased - Puts		– 0	–	13,719			– 0	–	13,719
Short-Term Investments:
Short-Term Investments		225,625,067		– 0	–		– 0	–	225,625,067
Governments - Treasuries		– 0	–	100,234,694			– 0	–	100,234,694
Time Deposits		– 0	–	15,342,355			– 0	–	15,342,355

Investments valued at NAV**									1,649,772

Total Investments in Securities		231,450,490		5,633,502,265			168,635,554		6,035,238,081
Other Financial Instruments*:
Assets
Futures		3,140,221		– 0	–		– 0	–	3,140,221
Forward Currency Exchange Contracts		– 0	–	83,390,573			– 0	–	83,390,573
Centrally Cleared Credit Default Swaps		– 0	–	36,697			– 0	–	36,697
Centrally Cleared Interest Rate Swaps		– 0	–	9,337,748			– 0	–	9,337,748
Credit Default Swaps		– 0	–	601,617			– 0	–	601,617
Liabilities
Futures		(3,905,363)		– 0	–		– 0	–	(3,905,363)
Forward Currency Exchange Contracts		– 0	–	(20,650,779)			– 0	–	(20,650,779)
Interest Rate Swaptions Written		– 0	–	(2,404,714)			– 0	–	(2,404,714)
Currency Options Written		– 0	–	(1,213,876)			– 0	–	(1,213,876)
Centrally Cleared Credit Default Swaps		– 0	–	(705,417)			– 0	–	(705,417)
Centrally Cleared Interest Rate Swaps		– 0	–	(11,575,717)			– 0	–	(11,575,717)
Credit Default Swaps		– 0	–	(4,480,274)			– 0	–	(4,480,274)

Total^		$230,685,348		$5,685,838,123			$168,635,554		$6,086,808,797

#	The Fund held securities with zero market value at period end.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
^	There were no transfers between Level 1and Level 2 during the reporting period.
**	In May 2015, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2015-07 (the “ASU”) which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient. Accordingly, the total investments with a fair value of $1,649,772 have not been categorized in the fair value hierarchy.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Collateralized Mortgage Obligations			Corporates -Non- Investment Grade#		Commercial Mortgage- Backed Securities		Whole Loan Trusts
Balance as of 9/30/16		$41,090,329		$1,043,517		$84,111,823			$38,087,167
Accrued discounts/(premiums)		– 0	–	147,907		66,531			9,084
Realized gain (loss)		– 0	–	– 0	–	89,855			(1,148,791)
Change in unrealized appreciation/depreciation		– 0	–	(475,804)		(1,070,234)			(2,358,716)
Purchases		– 0	–	– 0	–	15,393,121			836,699
Sales/Paydowns		– 0	–	– 0	–	(6,305,485)			(2,417,456)
Transfers into Level 3		– 0	–	– 0	–	– 0	–		– 0	–
Transfers out of Level 3		(41,090,329)		– 0	–	– 0	–		– 0	–

Balance as of 12/31/16	$	– 0	–	$715,620		$92,285,611			$33,007,987

Net change in unrealized appreciation/depreciation from investments held as of 12/31/16	$	– 0	–	$(475,804)		$(1,070,234)			$(2,358,716)

	Asset-Backed Securities			Bank Loans		Common Stocks		Warrants#
Balance as of 9/30/16		$21,071,213		$ – 0	–	$16,529,981		$	– 0	–
Accrued discounts/(premiums)		10,853		– 0	–	– 0	–		– 0	–
Realized gain (loss)		1,356		– 0	–	– 0	–		– 0	–
Change in unrealized appreciation/depreciation		(52,457)		170,693		41,807			– 0	–
Purchases		251,719		– 0	–	– 0	–		– 0	–
Sales/Paydowns		(108,653)		– 0	–	– 0	–		– 0	–
Transfers into Level 3		– 0	–	4,709,824		– 0	–		– 0	–
Transfers out of Level 3		– 0	–	– 0	–	– 0	–		– 0	–

Balance as of 12/31/16		$21,174,031		$4,880,517		$16,571,788		$	– 0	–

Net change in unrealized appreciation/depreciation from investments held as of 12/31/16		$(52,457)		$170,693		$41,807		$	– 0	–

Total
Balance as of 9/30/16	$201,934,030
Accrued discounts/ (premiums)	234,375
Realized gain (loss)	(1,057,580)
Change in unrealized appreciation/depreciation	(3,744,711)
Purchases	16,481,539
Sales/Paydowns	(8,831,594)
Transfers into Level 3	4,709,824
Transfers out of Level 3	(41,090,329)

Balance as of 12/31/16	$168,635,554 +

Net change in unrealized appreciation/depreciation from investments held as of 12/31/16	$(3,744,711)

#	The fund held securities with zero market value during the reporting period.
+	There were de minimis transfers between Level 2 and Level 3 during the reporting period.

The following presents information about significant unobservable inputs related to the Fund’s material categories of Level 3 investments at December 31, 2016. Securities priced by third party vendors and NAV equivalent, are excluded from the following table.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at	Valuation	Unobservable
	12/31/16	Technique	Input	Input
Whole Loan Trusts	$6,504,040	Discounted Cash Flow	Cash Flow Yield	91.12%
			Discount Rate	7.47%
	$5,308,692	Market Approach	Underlying NAV of the Collateral	$95.97
	$4,028,047	Recovery Analysis	Delinquency Rate	<4%
	$3,929,974	Recovery Analysis	Cumulative Loss	<20%
	$2,913,544	Projected Cash Flow	Level Yield	13.45%
			Discount Rate	13.45%
	$1,363,356	Recovery Analysis	Cumulative Loss	<20%
	$1,059,409	Recovery Analysis	Delinquency Rate	<5%
	$945,242	Recovery Analysis	Delinquency Rate	<4%
	$789,521	Recovery Analysis	Pro-Rata Appraisal Value of Collateral	$4,400,000
	$291,132	Recovery Analysis	Pro-Rata Appraisal Value of Collateral	$4,500,000
	$251,048	Recovery Analysis	Pro-Rata Appraisal Value of Collateral	$5,200,000

	$27,384,005

Common Stocks	$450,222	Market Approach	EBITDA* Projection	$94mm
			EBITDA* Multiples	8.5X

*	Earnings Before Interest, Taxes, Depreciation and Amortization.

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in Underlying NAV of the Collateral, Appraisal Value, EBITDA projections and EBITDA Multiple in isolation would be expected to result in a significantly higher (lower) fair value measurement. A significant increase (decrease) in Level Yield, Discount Rate, Cumulative Loss, Delinquency Rate, Cash Flow Yield and EV Volatility % in isolation would be expected to result in a significant lower (higher) fair value measurement.

The Adviser has established a Valuation Committee (the “Committee”) which oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review methodologies, new developments, process at vendors, 2) daily comparisons of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process that are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in shares of the AB Fixed-Income Shares, Inc. - Government Money Market Portfolio for the three months ended December 31, 2016 is as follows:

Market Value September 30, 2016 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value December 31, 2016 (000)	Dividend Income (000)
$4,484	$841,943	$620,802	$225,625	$108

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3(a)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3(a)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Global Bond Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: February 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: February 24, 2017

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: February 24, 2017